UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10385

Pacific Life Funds

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500
Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)

Robin S. Yonis
Vice President and General Counsel of Pacific Life Funds
700 Newport Center Drive, P.O. Box 9000
Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:
Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington D.C. 20006-2401

Registrant’s telephone number, including area code: 949-219-6767

Date of fiscal year end: March 31

Date of reporting period: June 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 Schedule of Investments—Schedule I.

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION CONSERVATIVE
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 99.76%

PL Money Market Fund ‘A’	2,531,587	$2,531,587
PL International Value Fund ‘A’	61,617	953,830
PL Large-Cap Value Fund ‘A’	45,824	625,949
PL Short Duration Bond Fund ‘A’	911,556	8,905,903
PL Growth LT Fund ‘A’	45,387	625,438
PL Mid-Cap Value Fund ‘A’	52,722	630,561
PL Large-Cap Growth Fund ‘A’ *	63,353	630,366
PL International Large-Cap Fund ‘A’	37,502	636,402
PL Main Street® Core Fund ‘A’	157,341	1,880,226
PL Managed Bond Fund ‘A’	826,626	8,191,861
PL Inflation Managed Fund ‘A’	532,995	5,228,684
PL Comstock Fund ‘A’	64,075	937,423

Total Mutual Funds
(Cost $31,171,382)		31,778,230

TOTAL INVESTMENTS - 99.76%
(Cost $31,171,382)		31,778,230

OTHER ASSETS & LIABILITIES, NET - 0.24%		75,266

NET ASSETS - 100.00%		$31,853,496

Note to Schedule of Investments

(a) As of June 30, 2007, the Fund was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds	70.09%
Affiliated Equity Funds	21.72%
Affiliated Money Market Fund	7.95%

99.76%
Other Assets & Liabilities, Net	0.24%

100.00%

1	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 99.34%

PL Money Market Fund ‘A’	3,672,896	$3,672,896
PL International Value Fund ‘A’	355,573	5,504,268
PL Large-Cap Value Fund ‘A’	262,491	3,585,632
PL Short Duration Bond Fund ‘A’	1,597,952	15,611,986
PL Growth LT Fund ‘A’	195,279	2,690,950
PL Mid-Cap Value Fund ‘A’	377,797	4,518,448
PL Large-Cap Growth Fund ‘A’ *	180,894	1,799,891
PL International Large-Cap Fund ‘A’	324,146	5,500,761
PL Small-Cap Growth Fund ‘A’	153,683	1,821,145
PL Main Street Core Fund ‘A’	525,241	6,276,634
PL Managed Bond Fund ‘A’	1,846,056	18,294,412
PL Inflation Managed Fund ‘A’	1,308,243	12,833,869
PL Comstock Fund ‘A’	428,765	6,272,827
PL Mid-Cap Growth Fund ‘A’	235,513	2,703,691

Total Mutual Funds
(Cost $85,485,251)		91,087,410

TOTAL INVESTMENTS - 99.34%
(Cost $85,485,251)		91,087,410

OTHER ASSETS & LIABILITIES, NET - 0.66%		606,661

NET ASSETS - 100.00%		$91,694,071

Note to Schedule of Investments

(a) As of June 30, 2007, the Fund was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds	50.98%
Affiliated Equity Funds	44.35%
Affiliated Money Market Fund	4.01%

99.34%
Other Assets & Liabilities, Net	0.66%

100.00%

2	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 99.60%

PL International Value Fund ‘A’	1,477,182	$22,866,784
PL Large-Cap Value Fund ‘A’	1,360,890	18,589,756
PL Short Duration Bond Fund ‘A’	3,926,075	38,357,753
PL Growth LT Fund ‘A’	1,347,309	18,565,918
PL Mid-Cap Value Fund ‘A’	2,196,154	26,266,003
PL Large-Cap Growth Fund ‘A’ *	1,128,346	11,227,046
PL International Large-Cap Fund ‘A’	1,344,226	22,811,522
PL Small-Cap Growth Fund ‘A’	960,034	11,376,404
PL Main Street Core Fund ‘A’	2,488,130	29,733,148
PL Emerging Markets Fund ‘A’	1,046,630	15,374,993
PL Managed Bond Fund ‘A’	5,390,772	53,422,548
PL Inflation Managed Fund ‘A’	4,668,824	45,801,164
PL Comstock Fund ‘A’	2,027,042	29,655,628
PL Mid-Cap Growth Fund ‘A’	1,967,942	22,591,974
PL Real Estate Fund ‘A’	785,392	10,477,134

Total Mutual Funds
(Cost $343,906,595)		377,117,775

TOTAL INVESTMENTS - 99.60%
(Cost $343,906,595)		377,117,775

OTHER ASSETS & LIABILITIES, NET - 0.40%		1,527,250

NET ASSETS - 100.00%		$378,645,025

Note to Schedule of Investments

(a) As of June 30, 2007, the Fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	63.26%
Affiliated Fixed Income Funds	36.34%

99.60%
Other Assets & Liabilities, Net	0.40%

100.00%

3	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE-AGGRESSIVE
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 99.54%

PL International Value Fund ‘A’	2,477,417	$38,350,421
PL Large-Cap Value Fund ‘A’	1,828,626	24,979,035
PL Short Duration Bond Fund ‘A’	1,321,045	12,906,606
PL Growth LT Fund ‘A’	2,113,290	29,121,136
PL Mid-Cap Value Fund ‘A’	2,806,797	33,569,290
PL Large-Cap Growth Fund ‘A’ *	1,259,932	12,536,319
PL International Large-Cap Fund ‘A’	2,264,024	38,420,491
PL Small-Cap Growth Fund ‘A’	1,779,597	21,088,230
PL Main Street Core Fund ‘A’	3,483,189	41,624,114
PL Emerging Markets Fund ‘A’	1,460,971	21,461,670
PL Managed Bond Fund ‘A’	3,463,056	34,318,886
PL Inflation Managed Fund ‘A’	3,064,209	30,059,893
PL Comstock Fund ‘A’	2,560,282	37,456,919
PL Mid-Cap Growth Fund ‘A’	2,527,878	29,020,039
PL Real Estate Fund ‘A’	1,170,194	15,610,384

Total Mutual Funds (Cost $374,853,793)		420,523,433

TOTAL INVESTMENTS - 99.54% (Cost $374,853,793)		420,523,433

OTHER ASSETS & LIABILITIES, NET - 0.46%		1,949,346

NET ASSETS - 100.00%		$422,472,779

Note to Schedule of Investments

(a) As of June 30, 2007, the Fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	81.25%
Affiliated Fixed Income Funds	18.29%

99.54%
Other Assets & Liabilities, Net	0.46%

100.00%

4	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION AGGRESSIVE
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 99.23%

PL International Value Fund ‘A’	1,361,074	$21,069,422
PL Large-Cap Value Fund ‘A’	959,996	13,113,549
PL Growth LT Fund ‘A’	1,357,584	18,707,508
PL Mid-Cap Value Fund ‘A’	1,583,959	18,944,154
PL Large-Cap Growth Fund ‘A’ *	569,267	5,664,203
PL International Large-Cap Fund ‘A’	1,239,434	21,033,203
PL Small-Cap Growth Fund ‘A’	1,119,021	13,260,399
PL Main Street Core Fund ‘A’	1,714,111	20,483,629
PL Emerging Markets Fund ‘A’	777,096	11,415,536
PL Comstock Fund ‘A’	1,273,925	18,637,519
PL Mid-Cap Growth Fund ‘A’	1,440,201	16,533,509
PL Real Estate Fund ‘A’	656,803	8,761,754

Total Mutual Funds (Cost $163,655,050)		187,624,385

TOTAL INVESTMENTS - 99.23% (Cost $163,655,050)		187,624,385

OTHER ASSETS & LIABILITIES, NET - 0.77%		1,456,247

NET ASSETS - 100.00%		$189,080,632

Note to Schedule of Investments

(a) As of June 30, 2007, the Fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	99.23%

99.23%
Other Assets & Liabilities, Net	0.77%

100.00%

5	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL MONEY MARKET FUND
Schedule of Investments
June 30, 2007 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 98.55%

Asset-Backed Securities - 0.49%

Ford Credit Auto Owner Trust 5.357% due 12/15/07 ~ ”	$56,488	$56,488
General Electric Equipment Midticket LLC 5.301% due 12/15/07 ”	64,289	64,289

		120,777

Certificates of Deposit - 3.03%

Royal Bank of Canada NY 5.265% due 12/05/07 §	500,000	499,958
Societe Generale NY 5.265% due 09/21/07 §	250,000	250,007

		749,965

Commercial Paper - 83.10%

3M Co 5.280% due 07/12/07	750,000	748,790
Abbott Laboratories 5.260% due 07/16/07	750,000	748,356
Air Products & Chemicals Inc 5.290% due 07/03/07	800,000	799,765
Anheuser-Busch Cos Inc 5.220% due 08/30/07	750,000	743,475
AT&T Inc 5.270% due 07/12/07	750,000	748,792
Bank of Nova Scotia (Canada) 5.255% due 07/02/07	390,000	389,943
Becton Dickinson & Co 5.210% due 07/17/07	700,000	698,379
BNP Paribas Finance Inc 5.280% due 07/13/07	750,000	748,680
Cintas Corp 5.290% due 07/11/07	750,000	748,898
Colgate-Palmolive Co 5.250% due 07/19/07	750,000	748,031
Eaton Corp 5.240% due 07/02/07	715,000	714,896
Electricite de France (France) 5.270% due 07/16/07	750,000	748,353
Emerson Electric Co 5.260% due 07/11/07	800,000	798,831
General Electric Capital Corp 5.220% due 07/30/07	900,000	896,216
Hewlett-Packard Co
5.260% due 07/20/07	285,000	284,209
5.260% due 07/23/07	345,000	343,891
Honeywell International Inc 5.220% due 08/01/07	650,000	647,078
International Business Machines Corp 5.210% due 07/05/07	750,000	749,566
John Deere Capital Corp 5.250% due 07/19/07	725,000	723,097
Johnson & Johnson 5.200% due 08/27/07	750,000	743,825
Medtronic Inc 5.230% due 07/19/07	550,000	548,562
Merck & Co Inc 5.190% due 08/30/07	750,000	743,513

Natural Rural Utilities Cooperative Finance Corp 5.250% due 07/12/07	500,000	499,198
Oracle Corp
5.250% due 07/12/07	250,000	249,599
5.330% due 07/10/07	400,000	399,467
SYSCO Corp 5.250% due 07/11/07	530,000	529,227
Target Corp 5.240% due 07/23/07	750,000	747,598
The Stanley Works 5.250% due 07/12/07	750,000	748,797
Toyota Motor Credit Corp 5.270% due 07/10/07	750,000	749,012
UBS Finance LLC DE
5.250% due 07/06/07	590,000	589,570
5.350% due 07/02/07	240,000	239,964
Wal-Mart Stores Inc 5.210% due 08/07/07	750,000	745,984

		20,563,562

Corporate Notes - 8.69%

Allstate Life Global Funding Trusts 5.290% due 07/11/08 §	500,000	500,000
American Honda Finance Corp 5.320% due 02/20/08 ~ §	400,000	400,000
Caterpillar Financial Services Corp 5.418% due 02/11/08 §	500,000	500,329
Wells Fargo & Co
5.400% due 03/10/08 §	500,000	500,275
5.420% due 09/28/07 §	250,000	250,065

		2,150,669

U.S. Government Agency Issues - 3.23%

Federal Home Loan Bank
5.250% due 12/26/07	350,000	350,000
5.250% due 02/01/08	450,000	450,000

		800,000

Money Market Fund - 0.01%

BlackRock Liquidity Funds Institutional TempFund	2,302	2,302

Total Short-Term Investments (Amortized Cost $24,387,275)		24,387,275

TOTAL INVESTMENTS - 98.55% (Amortized Cost $24,387,275)		24,387,275

OTHER ASSETS & LIABILITIES, NET - 1.45%		357,620

NET ASSETS - 100.00%		$24,744,895

6	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL MONEY MARKET FUND
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

Notes to Schedule of Investments

(a) As of June 30, 2007, the Fund was diversified as a percentage of net assets as follows:

Commercial Paper	83.10%
Corporate Notes	8.69%
U.S. Government Agency Issues	3.23%
Certificates of Deposit	3.03%
Asset-Backed Securities	0.49%
Money Market Fund	0.01%

98.55%
Other Assets & Liabilities, Net	1.45%

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

7	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS - 97.79%

Australia - 4.58%

Australia & New Zealand Banking Group Ltd +	13,900	$341,400
BHP Billiton Ltd +	16,600	496,020
Coles Group Ltd +	32,100	438,273
Macquarie Airports Ltd +	200,473	685,063
National Australia Bank Ltd +	25,000	868,815
QBE Insurance Group Ltd +	29,822	786,853
Zinifex Ltd +	41,600	659,719

		4,276,143

Austria - 1.50%

OMV AG +	6,846	456,665
voestalpine AG +	11,300	949,884

		1,406,549

Belgium - 1.34%

Fortis +	24,600	1,042,642
KBC Groep NV +	1,527	205,791

		1,248,433

Bermuda - 0.44%

Orient Overseas International Ltd +	42,000	410,626

Canada - 4.25%

Bombardier Inc ‘B’ *	62,200	373,696
Canadian Imperial Bank of Commerce	7,300	657,805
EnCana Corp (TSE)	11,300	695,026
Gerdau Ameristeel Corp	45,200	667,870
Husky Energy Inc	4,000	329,312
ING Canada Inc	6,100	271,601
Nexen Inc	28	867
Royal Bank of Canada	8,360	444,349
Teck Cominco Ltd ‘B’	12,600	534,635

		3,975,161

Denmark - 0.86%

Carlsberg AS ‘B’ +	6,650	803,837

Finland - 0.96%

Nokia OYJ +	22,600	634,727
Stora Enso OYJ ‘R’ +	14,000	263,415

		898,142

France - 12.76%

Air France-KLM +	8,400	390,849
BNP Paribas +	14,408	1,711,434
Compagnie Generale des Etablissements Michelin ‘B’ +	7,725	1,079,523
Credit Agricole SA +	20,762	842,481
France Telecom SA +	19,100	523,845
Lagardere SCA +	9,100	789,231
Renault SA +	13,194	2,116,174
Sanofi-Aventis +	15,901	1,284,599

Societe Generale +	7,039	1,304,175
Total SA+	23,256	1,885,555

		11,927,866

Germany - 10.59%

Allianz SE +	7,310	1,714,451
BASF AG +	11,100	1,457,920
DaimlerChrysler AG +	5,000	462,560
Deutsche Lufthansa AG +	33,900	951,042
Deutsche Telekom AG +	13,100	242,154
E.ON AG +	9,832	1,650,875
Epcos AG +	11,573	227,480
Muenchener Rueckversicherungs AG +	9,061	1,667,707
RWE AG +	10,583	1,129,510
TUI AG +	14,280	395,757

		9,899,456

Greece - 0.39%

Public Power Corp SA +	12,800	360,743

Hong Kong - 0.60%

Sino Land Co Ltd +	269,300	560,679

Italy - 3.13%

Banco Popolare di Verona e Novara SCRL +	7,600	218,519
Buzzi Unicem SPA +	12,000	413,188
ENI SPA +	41,589	1,507,909
Fondiaria-Sai SPA +	8,700	420,610
Fondiaria-Sai SPA RNC +	4,600	162,849
Italcementi SPA +	6,500	200,684

		2,923,759

Japan - 20.86%

Aisin Seiki Co Ltd +	18,400	675,098
Alps Electric Co Ltd +	27,500	274,762
Canon Inc +	7,800	457,416
Cosmo Oil Co Ltd +	26,000	143,176
Dainippon Ink & Chemicals Inc +	124,000	478,453
EDION Corp +	20,400	264,961
Honda Motor Co Ltd +	26,700	969,537
Isuzu Motors Ltd +	125,000	675,780
Itochu Corp +	19,000	220,009
JFE Holdings Inc +	18,800	1,168,536
Kyushu Electric Power Co Inc +	20,100	526,809
Leopalace21 Corp +	1,000	34,173
Mitsubishi Chemical Holdings Corp +	50,500	463,585
Mitsubishi Corp +	13,400	351,107
Mitsubishi UFJ Financial Group Inc +	85	936,758
Mitsui & Co Ltd +	40,000	798,280
Mitsui Chemicals Inc +	42,000	318,998
Mitsui OSK Lines Ltd +	69,000	935,565
Nippon Mining Holdings Inc +	51,000	487,903
Nippon Telegraph & Telephone Corp +	174	770,005
Nippon Yusen Kabushiki Kaisha +	50,000	458,571
Nissan Motor Co Ltd +	68,500	733,354
Oki Electric Industry Co Ltd * +	64,000	118,783
ORIX Corp +	4,680	1,233,588
Rengo Co Ltd +	19,000	93,787
Sharp Corp +	47,000	891,002
Sony Corp +	6,600	338,790
Sumitomo Mitsui Financial Group Inc +	146	1,361,071

8	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value

The Tokyo Electric Power Co Inc +	25,000	$804,173
Toshiba Corp +	138,000	1,202,365
Toyota Motor Corp +	20,800	1,311,781

		19,498,176

Netherlands - 5.92%

ABN AMRO Holding NV +	13,937	639,044
Arcelor Mittal +	20,800	1,300,046
Buhrmann NV +	19,500	299,021
European Aeronautic Defence & Space Co NV +	16,971	550,772
ING Groep NV CVA +	41,021	1,805,491
Koninklijke Ahold NV * +	35,600	446,527
Wolters Kluwer NV +	16,048	489,386

		5,530,287

Singapore - 0.40%

Neptune Orient Lines Ltd +	107,000	370,912

Spain - 1.12%

Repsol YPF SA	26,529	1,050,245

Sweden - 1.12%

Nordea Bank AB +	32,900	513,862
Svenska Cellulosa AB ‘B’ +	31,800	531,790

		1,045,652

Switzerland - 2.42%

Credit Suisse Group +	19,479	1,382,835
Novartis AG +	15,627	877,309

		2,260,144

United Kingdom - 24.55%

Antofagasta PLC +	47,900	587,061
Associated British Foods PLC +	28,400	504,066
AstraZeneca PLC +	25,422	1,362,387
Aviva PLC +	64,437	956,550
BAE Systems PLC +	93,326	753,094
Barclays PLC +	100,683	1,400,794
BP PLC +	82,498	992,642
British Airways PLC * +	83,800	700,892
British American Tobacco PLC +	19,000	648,004
British Energy Group PLC +	27,500	296,667
BT Group PLC +	50,600	336,771
Centrica PLC +	73,900	574,150
Friends Provident PLC +	143,939	515,245
GlaxoSmithKline PLC +	45,700	1,190,485
Greene King PLC +	23,320	452,877
HBOS PLC +	66,891	1,315,700
Home Retail Group PLC +	77,900	714,285
HSBC Holdings PLC +	14,600	267,333
Kazakhmys PLC +	9,000	226,587
Lloyds TSB Group PLC +	79,700	885,974
Marston’s PLC +	53,696	425,797
Mitchells & Butlers PLC +	32,500	570,665
Rio Tinto PLC +	2,998	229,358
Royal Dutch Shell PLC ‘A’ +	33,035	1,344,468
Taylor Woodrow PLC +	68,000	489,543
The Royal Bank of Scotland Group PLC +	135,446	1,713,864
Trinity Mirror PLC +	40,800	430,111

Vodafone Group PLC +	599,171	2,007,709
Xstrata PLC +	17,690	1,053,138

		22,946,217

Total Common Stocks (Cost $75,278,077)		91,393,027

TOTAL INVESTMENTS - 97.79% (Cost $75,278,077)		91,393,027

OTHER ASSETS & LIABILITIES, NET - 2.21%		2,066,733

NET ASSETS - 100.00%		$93,459,760

Notes to Schedule of Investments

(a) As of June 30, 2007, the Fund was diversified as a percentage of net assets as follows:

Financial Services	30.89%
Autos & Transportation	13.10%
Materials & Processing	11.38%
Utilities	9.87%
Integrated Oils	7.38%
Consumer Discretionary	6.69%
Health Care	5.04%
Multi-Industry	4.03%
Consumer Staples	3.51%
Energy	2.14%
Producer Durables	1.92%
Technology	1.84%

97.79%
Other Assets & Liabilities, Net	2.21%

100.00%

(b) As of June 30, 2007, the Fund was diversified by geographical region as a percentage of net assets as follows:

United Kingdom	24.55%
Japan	20.86%
France	12.76%
Germany	10.59%
Netherlands	5.92%
Australia	4.58%
Canada	4.25%
Italy	3.13%
Switzerland	2.42%
Austria	1.50%
Belgium	1.34%
Spain	1.12%
Sweden	1.12%
Finland	0.96%
Denmark	0.86%
Hong Kong	0.60%
Bermuda	0.44%
Singapore	0.40%
Greece	0.39%

97.79%
Other Assets & Liabilities, Net	2.21%

100.00%

9	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

(c) Securities with a total aggregate market value of $86,367,621 or 92.41% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.

(d) The amount of $79,300 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of June 30, 2007:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation

Dow Jones EURO STOXX 50 (09/07)	17	EUR 753,570	$18,921

10	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL LARGE-CAP VALUE FUND
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS - 96.59%

Consumer Discretionary - 17.12%

EchoStar Communications Corp ‘A’ *	20,600	$893,422
Kimberly-Clark Corp	16,700	1,117,063
Liberty Media Corp - Capital ‘A’ *	8,650	1,017,932
Liberty Media Corp - Interactive ‘A’ *	34,200	763,686
McDonald’s Corp	29,100	1,477,116
News Corp ‘B’	81,600	1,871,904
Target Corp	12,900	820,440
The Home Depot Inc	24,300	956,205
Time Warner Inc	60,700	1,277,128
Wal-Mart Stores Inc	28,300	1,361,513

		11,556,409

Consumer Staples - 3.95%

Altria Group Inc	27,400	1,921,836
Kraft Foods Inc ‘A’	21,131	744,868

		2,666,704

Energy - 1.78%

GlobalSantaFe Corp (Cayman)	16,600	1,199,350

Financial Services - 28.64%

Aflac Inc	20,200	1,038,280
American Express Co	29,100	1,780,338
American International Group Inc	17,800	1,246,534
Bank of America Corp	25,900	1,266,251
Capital One Financial Corp	21,100	1,655,084
Freddie Mac	9,770	593,039
JPMorgan Chase & Co	33,000	1,598,850
Loews Corp	34,900	1,779,202
Marsh & McLennan Cos Inc	33,900	1,046,832
Merrill Lynch & Co Inc	17,500	1,462,650
The Bank of New York Co Inc	18,500	766,640
The Chubb Corp	20,080	1,087,131
The Goldman Sachs Group Inc	4,100	888,675
The Travelers Cos Inc	20,300	1,086,050
Wachovia Corp	18,161	930,751
Wells Fargo & Co	31,600	1,111,372

		19,337,679

Health Care - 6.52%

Abbott Laboratories	18,200	974,610
Novartis AG ADR (Switzerland)	17,900	1,003,653
UnitedHealth Group Inc	22,000	1,125,080
WellPoint Inc *	16,300	1,301,229

		4,404,572

Integrated Oils - 5.48%

Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	9,300	755,160
Suncor Energy Inc (Canada)	9,000	809,280
Total SA ADR (France)	26,400	2,137,872

		3,702,312

Materials & Processing - 4.78%

Air Products & Chemicals Inc	9,300	747,441
Avery Dennison Corp	13,200	877,536
E.I. du Pont de Nemours & Co	19,300	981,212
Masco Corp	21,700	617,799

		3,223,988

Multi-Industry - 5.32%

General Electric Co	57,200	2,189,616
Textron Inc	12,700	1,398,397

		3,588,013

Producer Durables - 5.78%

Parker-Hannifin Corp	8,340	816,569
Raytheon Co	14,200	765,238
The Boeing Co	11,900	1,144,304
United Technologies Corp	16,600	1,177,438

		3,903,549

Technology - 6.47%

Comverse Technology Inc *	31,600	658,860
International Business Machines Corp	8,500	894,625
L-3 Communications Holdings Inc	7,800	759,642
Microsoft Corp	23,800	701,386
Nokia OYJ ADR (Finland)	48,200	1,354,902

		4,369,415

Utilities - 10.75%

Alltel Corp	14,700	992,985
AT&T Inc	46,247	1,919,251
Embarq Corp	15,775	999,662
Sempra Energy	23,200	1,374,136
SES GLOBAL SA FDR + (Luxembourg)	10,700	230,323
Sprint Nextel Corp	84,201	1,743,803

		7,260,160

Total Common Stocks (Cost $52,567,744)		65,212,151

SHORT-TERM INVESTMENT - 3.37%

Money Market Fund - 3.37%

BlackRock Liquidity Funds Institutional TempFund	2,271,525	2,271,525

Total Short-Term Investment (Cost $2,271,525)		2,271,525

TOTAL INVESTMENTS - 99.96% (Cost $54,839,269)		67,483,676

OTHER ASSETS & LIABILITIES, NET - 0.04%		29,529

NET ASSETS - 100.00%		$67,513,205

11	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL LARGE-CAP VALUE FUND
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

Notes to Schedule of Investments

(a) As of June 30, 2007, the Fund was diversified as a percentage of net assets as follows:

Financial Services	28.64%
Consumer Discretionary	17.12%
Utilities	10.75%
Health Care	6.52%
Technology	6.47%
Producer Durables	5.78%
Integrated Oils	5.48%
Multi-Industry	5.32%
Materials & Processing	4.78%
Consumer Staples	3.95%
Short-Term Investment	3.37%
Energy	1.78%

99.96%
Other Assets & Liabilities, Net	0.04%

100.00%

(b) Securities with a total aggregate market value of $230,323, or 0.34% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.

12	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments
June 30, 2007 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 5.37%

Autos & Transportation - 0.19%

GATX Financial Corp 5.125% due 04/15/10	$150,000	$148,191

Consumer Discretionary - 0.20%

Time Warner Inc 6.750% due 04/15/11	150,000	155,243

Financial Services - 3.40%

American General Finance Corp 4.875% due 05/15/10	250,000	245,840
ANZ Capital Trust Inc 4.484% due 12/15/53 ~	500,000	485,363
Greater Bay Bancorp 5.125% due 04/15/10	100,000	98,712
ING Capital Funding Trust III 8.439% due 12/29/49 §	250,000	271,576
Mizuho JGB Investment LLC 9.870% due 06/30/08 ~ §	300,000	311,930
Morgan Stanley 5.050% due 01/21/11	250,000	245,027
PNC Funding Corp 6.500% due 05/01/08	300,000	301,259
Popular North America Inc 5.200% due 12/12/07	200,000	199,684
Wachovia Capital Trust III 5.800% due 09/15/99 §	100,000	99,646
Waddell & Reed Financial Inc 5.600% due 01/15/11	150,000	148,534
Washington Mutual Inc 8.250% due 04/01/10	200,000	212,944

		2,620,515

Producer Durables - 0.32%

John Deere Capital Corp 5.400% due 04/07/10	250,000	250,245

Utilities - 1.26%

Comcast Corp 5.850% due 01/15/10	250,000	251,811
Cox Communications Inc 4.625% due 01/15/10	150,000	146,598
Deutsche Telekom International Finance BV (Netherlands) 8.000% due 06/15/10	200,000	213,311
GTE Corp 7.510% due 04/01/09	250,000	258,131
Time Warner Cable Inc ~ 5.400% due 07/02/12	100,000	98,308

		968,159

Total Corporate Bonds & Notes
(Cost $4,133,905)		4,142,353

U.S. GOVERNMENT AGENCY ISSUES - 35.02%

Fannie Mae
4.000% due 01/28/08 §	1,300,000	1,290,084
4.750% due 02/01/08	1,300,000	1,295,160
5.125% due 09/02/08	10,000,000	9,985,160
6.625% due 09/15/09	1,000,000	1,029,961
Federal Farm Credit Bank
3.125% due 02/01/08	1,000,000	987,349
3.800% due 09/07/07	2,000,000	1,994,278
Federal Home Loan Bank
3.923% due 09/07/07 §	1,000,000	997,940
4.000% due 12/03/07 §	1,000,000	992,747
4.650% due 08/22/08	3,000,000	2,979,519
Freddie Mac
4.200% due 12/28/07	1,000,000	994,348
4.480% due 09/19/08	1,000,000	990,792
5.000% due 09/17/07	3,500,000	3,497,350

Total U.S. Government Agency Issues
(Cost $27,098,672)		27,034,688

U.S. TREASURY OBLIGATIONS - 51.73%

U.S. Treasury Inflation Protected Securities - 0.54%

2.375% due 01/15/25 ^	328,806	316,271
2.375% due 01/15/27 ^	102,446	98,412

		414,683

U.S. Treasury Notes - 51.19%

3.125% due 09/15/08	8,000,000	7,830,008
4.375% due 01/31/08	500,000	498,516
4.500% due 02/15/09	1,000,000	993,360
4.500% due 02/15/36	600,000	543,469
4.750% due 02/15/37	400,000	377,282
4.875% due 10/31/08	7,200,000	7,192,130
4.875% due 01/31/09	13,500,000	13,486,298
4.875% due 05/15/09	200,000	199,969
4.875% due 08/15/09	7,800,000	7,796,958
4.875% due 08/15/16	600,000	592,828

		39,510,818

Total U.S. Treasury Obligations
(Cost $40,044,701)		39,925,501

13	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS - 6.47%

Money Market Funds - 6.47%

BlackRock Liquidity Funds Institutional TempCash	1,521,530	$1,521,530
BlackRock Liquidity Funds Institutional TempFund	3,470,490	3,470,490

Total Short-Term Investments
(Cost $4,992,020)		4,992,020

TOTAL INVESTMENTS - 98.59%
(Cost $76,269,298)		76,094,562

OTHER ASSETS & LIABILITIES, NET - 1.41%		1,088,841

NET ASSETS - 100.00%		$77,183,403

Notes to Schedule of Investments

(a) As of June 30, 2007, the Fund was diversified as a percentage of net assets as follows:

U.S. Treasury Obligations	51.73%
U.S. Government Agency Issues	35.02%
Short-Term Investments	6.47%
Corporate Bonds & Notes	5.37%

98.59%
Other Assets & Liabilities, Net	1.41%

100.00%

(b) The amount of $30,354 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts at June 30, 2007:

Long Futures Outstanding	Number of Contracts	Notional Amount	Net Unrealized Appreciation (Depreciation)

Eurodollar (03/08)	2	$2,000,000	$(2,904)
Eurodollar (06/08)	2	2,000,000	(2,804)
Eurodollar (09/08)	2	2,000,000	(2,854)
U.S. Treasury 2-Year Notes (09/07)	61	12,200,000	1,904
U.S. Treasury 5-Year Notes (09/07)	21	2,100,000	(9,164)

Short Futures Outstanding

Eurodollar (09/07)	3	3,000,000	(123)
U.S. Treasury 10-Year Notes (09/07)	24	2,400,000	13,145
U.S. Treasury 20-Year Bonds (09/07)	3	300,000	(75)

			$(2,875)

14	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL GROWTH LT FUND
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.13%

Autos & Transportation - 3.30%

Bayerische Motoren Werke AG + (Germany)	8,721	$565,388
C.H. Robinson Worldwide Inc	13,905	730,291
Canadian National Railway Co (Canada)	11,124	566,546
FedEx Corp	3,920	435,002
Quality Distribution Inc *	10,000	112,300

		2,409,527

Consumer Discretionary - 16.41%

Avon Products Inc	17,395	639,266
Best Buy Co Inc Δ	12,410	579,176
eBay Inc *	11,855	381,494
Electronic Arts Inc *	13,500	638,820
Google Inc ‘A’ *	1,870	978,722
Harrah’s Entertainment Inc	6,895	587,869
Industria de Diseno Textil SA + (Spain)	4,756	279,935
Lamar Advertising Co ‘A’	7,360	461,915
Liberty Global Inc ‘A’ *	6,626	271,931
Liberty Global Inc ‘C’ *	7,036	276,515
Liberty Media Corp - Interactive ‘A’ *	16,475	367,887
LVMH Moet Hennessy Louis Vuitton SA + (France)	2,250	258,897
Melco PBL Entertainment (Macau) Ltd ADR * (Cayman)	36,840	462,710
News Corp ‘A’	37,745	800,573
Nordstrom Inc	21,675	1,108,026
Publishing & Broadcasting Ltd + (Australia)	49,391	818,492
Sony Corp + (Japan)	11,625	596,732
Staples Inc	35,832	850,294
Station Casinos Inc	5,110	443,549
Yahoo! Inc *	42,990	1,166,319

		11,969,122

Consumer Staples - 5.62%

Altria Group Inc	5,116	358,837
Reckitt Benckiser PLC + (United Kingdom)	6,031	330,172
Tesco PLC + (United Kingdom)	28,132	235,373
The Coca-Cola Co	19,595	1,025,015
The Procter & Gamble Co	31,230	1,910,965
Whole Foods Market Inc	6,325	242,249

		4,102,611

Energy - 4.09%

Apache Corp Δ f	4,175	340,638
Nabors Industries Ltd * (Bermuda)	10,400	347,152
NRG Energy Inc *	40,990	1,703,954
Valero Energy Corp Δ f	8,020	592,357

		2,984,101

Financial Services - 15.92%

American Express Co	13,235	809,718
American International Group Inc	10,975	768,579
Berkshire Hathaway Inc ‘B’ *	190	684,950
Chicago Mercantile Exchange Holdings Inc ‘A’	1,160	619,858
CIGNA Corp	9,705	506,795
Fannie Mae	15,125	988,116
Hudson City Bancorp Inc	23,540	287,659

JPMorgan Chase & Co	45,863	2,222,062
Merrill Lynch & Co Inc	9,960	832,457
Moody’s Corp	5,210	324,062
NewAlliance Bancshares Inc	22,035	324,355
Paychex Inc	11,425	446,946
SLM Corp	9,610	553,344
T. Rowe Price Group Inc	4,960	257,374
The Blackstone Group LP *	9,885	289,334
The Western Union Co	26,260	546,996
UBS AG (NYSE) (Switzerland)	10,455	627,405
UBS AG (XVTX) + (Switzerland)	8,800	526,278

		11,616,288

Health Care - 12.39%

Alcon Inc (Switzerland)	2,820	380,446
Amylin Pharmaceuticals Inc *	8,715	358,709
Cardinal Health Inc	3,690	260,663
Celgene Corp *	13,060	748,730
Coventry Health Care Inc *	24,175	1,393,689
CVS Caremark Corp	39,561	1,441,998
Genzyme Corp *	1,695	109,158
Gilead Sciences Inc *	21,670	840,146
Manor Care Inc	15,870	1,036,152
Merck & Co Inc	20,460	1,018,908
Roche Holding AG + (Switzerland)	8,205	1,453,816

		9,042,415

Integrated Oils - 3.61%

Electromagnetic GeoServices AS * (Norway)	450	9,081
EnCana Corp (Canada)	4,965	305,099
Exxon Mobil Corp	23,210	1,946,855
Hess Corp	6,305	371,743

		2,632,778

Materials & Processing - 6.58%

Archer-Daniels-Midland Co	17,195	568,983
Ball Corp	9,490	504,583
Monsanto Co	16,325	1,102,591
Precision Castparts Corp Δ f	10,685	1,296,732
Shin-Etsu Chemical Co Ltd + (Japan)	2,900	207,053
Syngenta AG + (Switzerland)	5,757	1,122,332

		4,802,274

Multi-Industry - 2.79%

General Electric Co	53,100	2,032,668

Producer Durables - 6.12%

BAE Systems PLC + (United Kingdom)	48,286	389,644
Crown Castle International Corp *	20,495	743,354
Emerson Electric Co	8,455	395,694
Lockheed Martin Corp	7,425	698,915
NVR Inc *	330	224,318
The Boeing Co	20,945	2,014,071

		4,465,996
Technology - 15.26%

Adobe Systems Inc *	9,920	398,288
Akamai Technologies Inc *	9,450	459,648
Apple Inc * Δ f	9,055	1,105,072
Ceridian Corp *	18,435	645,225

15	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL GROWTH LT FUND
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value

Cisco Systems Inc *	15,280	$425,548
Corning Inc * Δ f	28,000	715,400
EMC Corp *	63,840	1,155,504
Hewlett-Packard Co	18,790	838,410
Marvell Technology Group Ltd * (Bermuda)	15,500	282,255
Maxim Integrated Products Inc	11,585	387,055
Nokia OYJ ADR (Finland)	14,295	401,832
Oracle Corp *	42,305	833,833
QUALCOMM Inc	22,040	956,317
Research In Motion Ltd * (Canada)	2,575	514,974
Samsung Electronics Co Ltd + (S. Korea)	550	336,244
Texas Instruments Inc	44,485	1,673,972

		11,129,577

Utilities - 3.04%

America Movil SA de CV ‘L’ ADR (Mexico)	9,560	592,051
NeuStar Inc ‘A’ *	20,695	599,535
TXU Corp	15,195	1,022,625

		2,214,211

Total Common Stocks (Cost $57,097,823)		69,401,568

	Principal Amount

SHORT-TERM INVESTMENTS - 5.08%

U.S. Government Agency Issue - 4.80%

Federal Home Loan Bank
4.800% due 07/02/07	$3,500,000	3,499,533

U.S Treasury Bills - 0.15%

4.760% due 09/20/07 f	111,000	109,846

	Shares

Money Market Funds - 0.13%

BlackRock Liquidity Funds Institutional
TempCash	49,454	49,454
BlackRock Liquidity Funds Institutional
TempFund	49,454	49,454

		98,908

Total Short-Term Investments (Cost $3,708,250)		3,708,287

TOTAL INVESTMENTS - 100.21% (Cost $60,806,073)		73,109,855

OTHER ASSETS & LIABILITIES, NET - (0.21%)		(153,522)

NET ASSETS - 100.00%		$72,956,333

Notes to Schedule of Investments

(a) As of June 30, 2007, the Fund was diversified as a percentage of net assets as follows:

Consumer Discretionary	16.41%
Financial Services	15.92%
Technology	15.26%
Health Care	12.39%
Materials & Processing	6.58%
Producer Durables	6.12%
Consumer Staples	5.62%
Short-Term Investments	5.08%
Energy	4.09%
Integrated Oils	3.61%
Autos & Transportation	3.30%
Utilities	3.04%
Multi-Industry	2.79%

100.21%
Other Assets & Liabilities, Net	(0.21%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c) Securities with a total aggregate market value of $7,120,356 or 9.76% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.

(d) Forward foreign currency contracts outstanding as of June 30, 2007 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Unrealized Appreciation (Depreciation)

Sell	CHF	335,000	11/07	$1,132
Sell	EUR	25,000	10/07	(663)
Sell	EUR	95,000	11/07	(368)
Sell	KRW	71,000,000	10/07	(1,853)
Sell	KRW	6,000,000	08/07	(136)

				$(1,888)

(e) Transactions in written options for the period ended June 30, 2007 were as follows:

	Number of Contracts	Premium

Outstanding, March, 2007	15	$2,904
Call Options Written	278	13,835
Put Options Written	70	6,215
Call Options Expired	(211)	(6,968)
Put Options Expired	(47)	(1,569)

Outstanding, June 30, 2007	105	$14,417

16	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL GROWTH LT FUND
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

(f) Premiums received and value of written options outstanding as of June 30, 2007:

			Expiration	Number of
Counterparty	Type	Strike Price	Date	Contracts	Premium	Value

Goldman Sachs	Call - CBOE Apple Inc	$120.00	07/21/07	7	$1,544	$4,130
Goldman Sachs	Call - CBOE Precision Castparts Corp	130.00	07/21/07	10	495	250
Goldman Sachs	Call - CBOE Apple Inc	140.00	07/21/07	5	415	275
Goldman Sachs	Call - CBOE Apple Inc	150.00	07/21/07	5	145	75
Goldman Sachs	Call - CBOE Corning Inc	30.00	08/18/07	14	282	280
Goldman Sachs	Call - CBOE Apple Inc	150.00	08/18/07	5	667	525
Goldman Sachs	Call - CBOE Apple Inc	160.00	08/18/07	5	315	250
Goldman Sachs	Put - CBOE Best Buy Co Inc	45.00	09/22/07	23	4,646	2,990
Goldman Sachs	Call - CBOE Precision Castparts Corp	125.00	09/22/07	5	2,038	2,500
Goldman Sachs	Call - CBOE Precision Castparts Corp	130.00	09/22/07	3	608	1,065
Goldman Sachs	Call - CBOE Apache Corp	95.00	10/20/07	9	1,053	900
Goldman Sachs	Call - CBOE Valero Energy Corp	100.00	01/19/08	14	2,209	1,260

					$14,417	$14,500

(g) Securities with a market value of $870,407 were segregated with the broker(s)/custodian to cover call and/or put options written as of June 30, 2007.

17	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL MID-CAP VALUE FUND
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS - 93.49%

Autos & Transportation - 1.13%

YRC Worldwide Inc *	25,960	$955,328

Consumer Discretionary - 18.18%

Belo Corp ‘A’	61,010	1,256,196
Cintas Corp	37,700	1,486,510
Darden Restaurants Inc	35,000	1,539,650
Foot Locker Inc	68,800	1,499,840
Idearc Inc	46,350	1,637,545
Liz Claiborne Inc	55,410	2,066,792
Pacific Sunwear of California Inc *	46,830	1,030,260
R.H. Donnelley Corp *	15,938	1,207,782
Republic Services Inc	33,235	1,018,320
Royal Caribbean Cruises Ltd (Liberia)	29,170	1,253,727
The Stanley Works	14,140	858,298
The Talbots Inc	20,690	517,871

		15,372,791

Consumer Staples - 6.53%

Coca-Cola Enterprises Inc	85,330	2,047,920
Constellation Brands Inc ‘A’ *	41,300	1,002,764
Pilgrim’s Pride Corp	25,430	970,663
Smithfield Foods Inc *	48,900	1,505,631

		5,526,978

Energy - 7.34%

BJ Services Co	45,100	1,282,644
Foundation Coal Holdings Inc	23,400	950,976
Massey Energy Co	43,980	1,172,067
Pride International Inc *	24,500	917,770
Sunoco Inc	12,420	989,626
The Williams Cos Inc	28,420	898,640

		6,211,723

Financial Services - 23.09%

Americredit Corp *	33,600	892,080
Ameriprise Financial Inc	21,410	1,361,034
Aon Corp	33,900	1,444,479
CBL & Associates Properties Inc REIT	29,610	1,067,441
Conseco Inc *	49,000	1,023,610
DST Systems Inc *	8,270	655,067
First Horizon National Corp	30,010	1,170,390
Hudson City Bancorp Inc	92,650	1,132,183
Huntington Bancshares Inc	49,700	1,130,178
Lincoln National Corp	19,624	1,392,323
Marshall & Ilsley Corp	30,200	1,438,426
Mellon Financial Corp	40,280	1,772,320
OneBeacon Insurance Group Ltd (Bermuda)	44,800	1,134,784
PartnerRe Ltd (Bermuda)	18,196	1,410,190
RenaissanceRe Holdings Ltd (Bermuda)	22,840	1,415,852
Willis Group Holdings Ltd (Bermuda)	24,800	1,092,688

		19,533,045

Health Care - 7.33%

Barr Pharmaceuticals Inc *	30,750	1,544,573
Hospira Inc *	38,200	1,491,328
Omnicare Inc	29,900	1,078,194
Sepracor Inc *	17,270	708,415
Warner Chilcott Ltd ‘A’ * (Bermuda)	76,100	1,376,649

		6,199,159

Materials & Processing - 5.24%

Ball Corp	21,460	1,141,028
Cabot Corp	9,650	460,112
Louisiana-Pacific Corp	57,100	1,080,332
Masco Corp	36,000	1,024,920
USG Corp *	14,800	725,792

		4,432,184

Multi-Industry - 2.60%

Fortune Brands Inc	10,620	874,769
Textron Inc	12,050	1,326,826

		2,201,595

Producer Durables - 7.26%

Covanta Holding Corp *	49,050	1,209,083
Dover Corp	31,140	1,592,811
Hubbell Inc ‘B’	28,810	1,562,078
Pitney Bowes Inc	37,940	1,776,351

		6,140,323

Technology - 12.60%

Analog Devices Inc	21,300	801,732
Applera Corp-Applied Biosystems Group	40,800	1,246,032
Arrow Electronics Inc *	27,870	1,071,044
Flextronics International Ltd * (Singapore)	140,330	1,515,564
Ingram Micro Inc ‘A’ *	75,990	1,649,743
QLogic Corp *	72,800	1,212,120
Seagate Technology (Cayman)	47,400	1,031,898
Sun Microsystems Inc *	241,140	1,268,396
Sybase Inc *	36,100	862,429

		10,658,958

Utilities - 2.19%

Citizens Communications Co	108,240	1,652,825
NeuStar Inc ‘A’ *	6,800	196,996

		1,849,821

Total Common Stocks
(Cost $71,595,361)		79,081,905

18	see explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL MID-CAP VALUE FUND
Schedule of Investments (continued)
June 30, 2007 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS - 5.78%

Money Market Funds - 5.78%

BlackRock Liquidity Funds Institutional TempCash	1,021,376	$1,021,376
BlackRock Liquidity Funds Institutional TempFund	3,866,645	3,866,645

		4,888,021

Total Short-Term Investments
(Cost $4,888,021)		4,888,021

TOTAL INVESTMENTS - 99.27%
(Cost $76,483,382)		83,969,926

OTHER ASSETS & LIABILITIES, NET - 0.73%		615,535

NET ASSETS - 100.00%		$84,585,461

Note to Schedule of Investments

(a) As of June 30, 2007, the Fund was diversified as a percentage of net assets as follows:

Financial Services	23.09%
Consumer Discretionary	18.18%
Technology	12.60%
Energy	7.34%
Health Care	7.33%
Producer Durables	7.26%
Consumer Staples	6.53%
Short-Term Investments	5.78%
Materials & Processing	5.24%
Multi-Industry	2.60%
Utilities	2.19%
Autos & Transportation	1.13%

99.27%
Other Assets & Liabilities, Net	0.73%

100.00%

19	see explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL LARGE-CAP GROWTH FUND
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.12%

Consumer Discretionary - 17.45%

Amazon.com Inc *	6,000	$410,460
Coach Inc *	8,593	407,222
eBay Inc *	21,515	692,353
Google Inc ‘A’ *	2,565	1,342,470
Guess? Inc	8,812	423,328
Kohl’s Corp *	11,268	800,366
Nordstrom Inc	8,150	416,628
Polo Ralph Lauren Corp	4,514	442,869
The McGraw-Hill Cos Inc	7,612	518,225
The Walt Disney Co	17,213	587,652

		6,041,573

Energy - 3.01%

Southwestern Energy Co *	8,777	390,577
XTO Energy Inc	10,825	650,583

		1,041,160

Financial Services - 18.69%

American Express Co	8,105	495,864
CB Richard Ellis Group Inc ‘A’ *	20,567	750,695
Chicago Mercantile Exchange Holdings Inc ‘A’	665	355,349
Fidelity National Information Services Inc	8,105	439,939
Franklin Resources Inc	4,645	615,323
IntercontinentalExchange Inc *	3,754	555,029
Jones Lang LaSalle Inc	3,721	422,334
MasterCard Inc ‘A’	4,817	798,996
Morgan Stanley	9,594	804,745
T. Rowe Price Group Inc	8,273	429,286
The Goldman Sachs Group Inc	3,701	802,191

		6,469,751

Health Care - 16.49%

Baxter International Inc	7,726	435,283
Celgene Corp *	7,567	433,816
CVS Caremark Corp	25,243	920,107
Gilead Sciences Inc *	21,032	815,411
Merck & Co Inc	13,293	661,991
Schering-Plough Corp	19,585	596,167
St. Jude Medical Inc *	8,134	337,480
Stryker Corp	6,094	384,470
Thermo Fisher Scientific Inc *	11,883	614,589
Wyeth	8,894	509,982

		5,709,296

Materials & Processing - 7.23%

Allegheny Technologies Inc	4,662	488,951
Freeport-McMoRan Copper & Gold Inc	6,239	516,714
Monsanto Co	7,141	482,303
Precision Castparts Corp	5,288	641,752
The Mosaic Co*	9,576	373,656

		2,503,376

Multi-Industry - 2.48%

Honeywell International Inc	7,296	410,618
Textron Inc	4,082	449,469

		860,087

Producer Durables - 5.49%

Deere & Co	4,236	511,455
Rockwell Collins Inc	6,360	449,270
Terex Corp *	5,160	419,508
The Boeing Co	5,421	521,283

		1,901,516

Technology - 27.28%

Adobe Systems Inc *	15,706	630,596
Apple Inc *	9,438	1,151,814
Autodesk Inc *	9,299	437,797
Cisco Systems Inc *	44,033	1,226,319
Corning Inc *	27,147	693,606
Dell Inc *	19,278	550,386
EMC Corp *	28,574	517,189
Hewlett-Packard Co	20,975	935,905
International Business Machines Corp	5,331	561,088
Microsoft Corp	22,452	661,660
NVIDIA Corp *	12,128	501,008
QUALCOMM Inc	19,211	833,565
Texas Instruments Inc	19,765	743,757

		9,444,690

Total Common Stocks
(Cost $29,687,958)		33,971,449

TOTAL INVESTMENTS - 98.12%
(Cost $29,687,958)		33,971,449

OTHER ASSETS & LIABILITIES, NET - 1.88%		650,459

NET ASSETS - 100.00%		$34,621,908

20	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL LARGE-CAP GROWTH FUND
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

Note to Schedule of Investments

(a) As of June 30, 2007, the Fund was diversified as a percentage of net assets as follows:

Technology	27.28%
Financial Services	18.69%
Consumer Discretionary	17.45%
Health Care	16.49%
Materials & Processing	7.23%
Producer Durables	5.49%
Energy	3.01%
Multi-Industry	2.48%

98.12%
Other Assets & Liabilities, Net	1.88%

100.00%

21	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL INTERNATIONAL LARGE-CAP FUND
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.05%

Australia - 0.78%

QBE Insurance Group Ltd +	27,251	$719,017

Austria - 0.93%

Erste Bank der Oesterreichischen Sparkassen AG +	10,920	851,115

Bermuda - 0.89%

Li & Fung Ltd +	227,200	817,794

Canada - 0.89%

Canadian National Railway Co	15,960	812,843

Czech Republic - 0.53%

Komercni Banka AS +	2,627	486,946

France - 20.13%

AXA SA +	45,860	1,971,323
Credit Agricole SA +	47,043	1,908,912
Gaz de France SA +	17,020	858,575
L’Air Liquide SA +	11,402	1,496,199
L’Oreal SA +	5,560	657,196
Legrand SA +	27,620	995,772
LVMH Moet Hennessy Louis Vuitton SA +	22,140	2,547,534
Pernod-Ricard SA +	8,164	1,802,509
Schneider Electric SA +	19,042	2,667,942
Societe Television Francaise 1 +	16,526	571,203
Total SA +	29,000	2,351,269
Vivendi +	14,930	642,255

		18,470,689

Germany - 8.74%

Bayer AG +	29,860	2,260,931
Bayerische Motoren Werke AG +	14,690	952,361
Continental AG +	5,735	809,636
E.ON AG +	13,770	2,312,097
Linde AG +	13,960	1,684,871

		8,019,896

Indonesia - 0.41%

P.T. Bank Central Asia Tbk +	615,500	371,143

Italy - 1.46%

Assicurazioni Generali SPA +	11,058	443,367
Banca Intesa Sanpaulo SPA +	120,513	898,513

		1,341,880

Japan - 16.77%

Aeon Credit Service Co Ltd +	31,200	495,057
Asahi Glass Co Ltd +	78,000	1,051,707
Bridgestone Corp +	33,100	709,567
Canon Inc +	34,650	2,031,981
FANUC Ltd +	9,300	959,884
Hirose Electric Co Ltd +	3,700	486,558
Kao Corp +	93,000	2,407,899
Nintendo Co Ltd +	1,600	583,749
Nomura Holdings Inc +	73,700	1,431,502

OMRON Corp +	22,800	598,480
Ricoh Co Ltd +	64,000	1,480,727
Shinsei Bank Ltd +	4,000	16,166
The Shizuoka Bank Ltd +	49,000	497,186
Tokyo Gas Co Ltd +	115,640	548,346
Toyota Motor Corp +	33,100	2,087,498

		15,386,307

Netherlands - 2.37%

Heineken NV +	13,250	776,739
TNT NV +	31,010	1,400,157

		2,176,896

Singapore - 1.14%

Singapore Telecommunications Ltd +	471,380	1,048,360

South Korea - 1.62%

Samsung Electronics Co Ltd +	2,427	1,483,753

Spain - 0.94%

Banco Bilbao Vizcaya Argentaria SA +	35,100	858,367

Sweden - 0.68%

Telefonaktiebolaget LM Ericsson ‘B’ +	155,720	621,150

Switzerland - 15.48%

Actelion Ltd * +	9,490	422,657
Givaudan SA +	1,490	1,469,296
Julius Baer Holding AG +	15,862	1,134,921
Nestle SA +	9,412	3,576,311
Roche Holding AG +	17,930	3,176,955
Swiss Reinsurance Co +	20,205	1,842,698
UBS AG +	43,188	2,582,829

		14,205,667

Taiwan - 0.78%

Taiwan Semiconductor Manufacturing Co Ltd ADR	64,390	716,660

Thailand - 0.20%

Bangkok Bank PCL +	52,070	183,725

United Kingdom - 19.79%

BG Group PLC +	43,850	718,814
BHP Billiton PLC +	27,790	771,974
Diageo PLC +	87,800	1,824,916
GlaxoSmithKline PLC +	92,870	2,419,264
HSBC Holdings PLC +	65,300	1,195,675
Ladbrokes PLC +	108,817	940,757
NEXT PLC +	15,230	611,443
Reckitt Benckiser PLC +	47,814	2,617,604
Royal Dutch Shell PLC ‘A’ +	40,570	1,651,643
Smiths Group PLC +	57,301	1,358,935
Tesco PLC +	97,967	819,661
William Hill PLC +	118,080	1,449,129
WPP Group PLC +	118,730	1,775,782

		18,155,597

22	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL INTERNATIONAL LARGE-CAP FUND
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value

United States - 0.52%

Synthes Inc +	4,000	$479,562

Total Common Stocks (Cost $69,054,618)		87,207,367

	Principal Amount

SHORT-TERM INVESTMENTS - 4.17%

Commercial Paper - 4.17%

American Express Credit 5.250% due 07/02/07	$193,000	192,972
Cargill Inc 5.370% due 07/02/07	3,637,000	3,636,457

		3,829,429

	Shares

Money Market Fund - 0.00%

BlackRock Liquidity Funds Institutional TempCash	995	995

Total Short-Term Investments (Cost $3,830,424)		3,830,424

TOTAL INVESTMENTS - 99.22% (Cost $72,885,042)		91,037,791

OTHER ASSETS & LIABILITIES, NET - 0.78%		716,290

NET ASSETS - 100.00%		$91,754,081

Notes to Schedule of Investments

(a) As of June 30, 2007, the Fund was diversified as a percentage of net assets as follows:

Financial Services	19.50%
Consumer Discretionary	14.16%
Consumer Staples	12.44%
Health Care	9.55%
Technology	8.09%
Autos & Transportation	7.38%
Materials & Processing	7.06%
Utilities	5.20%
Integrated Oils	5.15%
Producer Durables	5.04%
Short-Term Investments	4.17%
Multi-Industry	1.48%

99.22%
Other Assets & Liabilities, Net	0.78%

100.00%

(b) As of June 30, 2007, the Fund was diversified by geographical region as a percentage of net assets as follows:

France	20.13%
United Kingdom	19.79%
Japan	16.77%
Switzerland	15.48%
Germany	8.74%
United States	4.69%
Netherlands	2.37%
South Korea	1.62%
Italy	1.46%
Singapore	1.14%
Spain	0.94%
Austria	0.93%
Bermuda	0.89%
Canada	0.89%
Australia	0.78%
Taiwan	0.78%
Sweden	0.68%
Czech Republic	0.53%
Indonesia	0.41%
Thailand	0.20%

99.22%
Other Assets & Liabilities, Net	0.78%

100.00%

(c) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(d) Securities with a total aggregate market value of $85,677,864 or 93.38% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.

23	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL SMALL-CAP GROWTH FUND
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.82%

Autos & Transportation - 1.95%

AirTran Holdings Inc *	37,300	$407,316
Tenneco Inc *	15,800	553,632

		960,948

Consumer Discretionary - 20.87%

Aeropostale Inc *	7,700	320,936
Ameristar Casinos Inc	10,600	368,244
Bally Technologies Inc *	19,500	515,190
bebe Stores Inc	28,200	451,482
Carter’s Inc *	17,300	448,762
Coldwater Creek Inc *	24,400	566,812
DSW Inc ‘A’ *	9,300	323,826
FTI Consulting Inc *	16,300	619,889
Iconix Brand Group Inc *	28,100	624,382
Life Time Fitness Inc *	10,700	569,561
LKQ Corp *	17,000	419,220
McCormick & Schmick’s Seafood Restaurants Inc *	17,400	451,356
Orient-Express Hotels Ltd ‘A’ (Bermuda)	9,900	528,660
Phillips-Van Heusen Corp	10,600	642,042
Physicians Formula Holdings Inc *	22,200	349,095
priceline.com Inc *	9,100	625,534
Scientific Games Corp ‘A’ *	13,100	457,845
Take-Two Interactive Software Inc *	12,300	245,631
TeleTech Holdings Inc *	14,800	480,704
The Geo Group Inc *	19,000	552,900
WNS Holdings Ltd * ‘ADR’ (India)	11,100	315,906
World Wrestling Entertainment Inc ‘A’	26,900	430,131

		10,308,108

Consumer Staples - 1.03%

The Hain Celestial Group Inc *	18,800	510,232

Energy - 5.83%

Carrizo Oil & Gas Inc *	12,800	530,816
Dril-Quip Inc *	10,800	485,460
Mariner Energy Inc *	21,100	511,675
North American Energy Partners Inc * (Canada)	22,000	445,720
Petrobank Energy and Resources Ltd * (Canada)	19,200	482,304
Warren Resources Inc *	36,100	421,648

		2,877,623

Financial Services - 12.07%

Affiliated Managers Group Inc *	4,700	605,172
Boston Private Financial Holdings Inc	17,900	480,973
First Mercury Financial Corp *	25,200	528,444
First Midwest Bancorp Inc	13,900	493,589
FirstFed Financial Corp *	4,600	260,958
GFI Group Inc *	8,000	579,840
Greenhill & Co Inc	7,000	480,970
Jones Lang LaSalle Inc	5,300	601,550
Signature Bank *	14,700	501,270
Williams Scotsman International Inc *	20,100	478,581
Wintrust Financial Corp	10,700	469,195
Wright Express Corp *	14,100	483,207

		5,963,749

Health Care - 16.72%

Adams Respiratory Therapeutics Inc *	12,300	484,497
Allscripts Healthcare Solutions Inc *	22,100	563,108
DexCom Inc *	38,500	315,315
Gen-Probe Inc *	10,300	622,326
Gentiva Health Services Inc *	17,500	351,050
Hologic Inc *	9,400	519,914
Illumina Inc *	10,400	422,136
Inverness Medical Innovations Inc *	7,400	377,548
Omrix Biopharmaceuticals Inc *	14,800	465,608
Onyx Pharmaceuticals Inc *	12,500	336,250
PAREXEL International Corp *	14,400	605,664
Pharmion Corp *	7,900	228,705
Progenics Pharmaceuticals Inc *	11,200	241,584
Psychiatric Solutions Inc *	16,800	609,168
Regeneron Pharmaceuticals Inc *	12,300	220,416
Theravance Inc *	7,500	240,000
Thoratec Corp *	20,500	376,995
United Therapeutics Corp *	8,200	522,832
Ventana Medical Systems Inc *	9,800	757,246

		8,260,362

Materials & Processing - 7.98%

Breakwater Resources Ltd * (Canada)	140,900	362,113
Greif Inc ‘A’	7,700	458,997
HFF Inc ‘A’ *	22,100	342,771
RBC Bearings Inc *	15,600	643,500
Silgan Holdings Inc	10,600	585,968
Uranium One Inc * (Canada)	31,000	394,940
URS Corp *	12,000	582,600
Zoltek Cos Inc *	13,700	568,961

		3,939,850

Producer Durables - 8.06%

Actuant Corp ‘A’	9,000	567,540
ATMI Inc *	13,300	399,000
BE Aerospace Inc *	15,200	627,760
Bucyrus International Inc ‘A’	7,700	545,006
Esterline Technologies Corp *	11,300	545,903
Polycom Inc *	18,300	614,880
SBA Communications Corp ‘A’ *	20,200	678,518

		3,978,607

Technology - 21.02%

Acme Packet Inc *	26,900	309,081
American Reprographics Co *	16,300	501,877
ANSYS Inc *	20,400	540,600
Atheros Communications Inc *	18,600	573,624
Cypress Semiconductor Corp *	19,000	442,510
DealerTrack Holdings Inc *	17,100	629,964
Digital River Inc *	7,900	357,475
FormFactor Inc *	12,400	474,920
Foundry Networks Inc *	17,800	296,548
IHS Inc ‘A’ *	13,800	634,800
NICE Systems Ltd ADR * (Israel)	16,400	569,736
Omniture Inc *	14,400	330,048
ON Semiconductor Corp *	56,500	605,680
SI International Inc *	14,800	488,696
SiRF Technology Holdings Inc *	10,000	207,400
Solera Holdings Inc *	13,500	261,630
Sonus Networks Inc *	68,600	584,472
SunPower Corp ‘A’ *	6,600	416,130
Synchronoss Technologies Inc *	23,400	686,556
Tessera Technologies Inc *	11,600	470,380

24	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL SMALL-CAP GROWTH FUND
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value

TIBCO Software Inc *	52,600	$476,030
VeriFone Holdings Inc *	14,900	525,225

		10,383,382

Utilities - 3.29%

Dobson Communications Corp ‘A’ *	54,500	605,495
ITC Holdings Corp	13,700	556,631
NeuStar Inc ‘A’ *	15,900	460,623

		1,622,749

Total Common Stocks (Cost $47,898,767)		48,805,610

TOTAL INVESTMENTS - 98.82% (Cost $47,898,767)		48,805,610

OTHER ASSETS & LIABILITIES, NET - 1.18%		584,032

NET ASSETS - 100.00%		$49,389,642

Note to Schedule of Investments

(a) As of June 30, 2007, the Fund was diversified as a percentage of net assets as follows:

Technology	21.02%
Consumer Discretionary	20.87%
Health Care	16.72%
Financial Services	12.07%
Producer Durables	8.06%
Materials & Processing	7.98%
Energy	5.83%
Utilities	3.29%
Autos & Transportation	1.95%
Consumer Staples	1.03%

98.82%
Other Assets & Liabilities, Net	1.18%

100.00%

25	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL SMALL CAP VALUE FUND (a)
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS - 10.00%

Money Market Funds - 10.00%

BlackRock Liquidity Funds Institutional TempCash	501	$501
BlackRock Liquidity Funds Institutional TempFund	500	500

		1,001

Total Short-Term Investments
(Cost $1,001)		1,001

TOTAL INVESTMENTS - 10.00%
(Cost $1,001)		1,001

OTHER ASSETS & LIABILITIES, NET - 90.00%		9,011

NET ASSETS - 100.00%		$10,012

Notes to Schedule of Investments

(a) Operations commenced on June 29, 2007.

(b) As of June 30, 2007, the Fund was diversified as a percentage of net assets as follows:

Short-Term Investments	10.00%

10.00%
Other Assets & Liabilities, Net	90.00%

100.00%

26	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL MAIN STREET® CORE FUND
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	value

COMMON STOCKS - 99.85%

Autos & Transportation - 0.51%

CSX Corp	2,000	$90,160
Laidlaw International Inc	400	13,820
United Parcel Service Inc ‘B’	5,600	408,800

		512,780

Consumer Discretionary - 10.83%

Accenture Ltd ‘A’ (Bermuda)	8,400	360,276
Amazon.com Inc *	1,500	102,615
Best Buy Co Inc	2,600	121,342
CBS Corp ‘B’	11,200	373,184
Chipotle Mexican Grill Inc ‘B’ *	255	20,051
Citadel Broadcasting Corp	2,334	15,054
Clear Channel Communications Inc	10,400	393,328
Coach Inc *	6,200	293,818
EchoStar Communications Corp ‘A’ *	6,000	260,220
Electronic Arts Inc *	3,200	151,424
Gannett Co Inc	6,300	346,185
Google Inc ‘A’ *	2,000	1,046,760
J.C. Penney Co Inc	4,000	289,520
Kohl’s Corp *	7,800	554,034
Liberty Media Corp - Capital ‘A’ *	1,905	224,180
Liberty Media Corp - Interactive ‘A’ *	6,700	149,611
Lowe’s Cos Inc	600	18,414
Macy’s Inc	10,800	429,624
McDonald’s Corp	12,500	634,500
News Corp ‘A’	10,500	222,705
Nike Inc ‘B’	400	23,316
Nordstrom Inc	9,300	475,416
Omnicom Group Inc	5,400	285,768
Sears Holdings Corp *	1,700	288,150
Target Corp	5,900	375,240
The DIRECTV Group Inc *	10,000	231,100
The Home Depot Inc	16,200	637,470
The TJX Cos Inc	11,300	310,750
The Walt Disney Co	34,000	1,160,760
Time Warner Inc	100	2,104
Viacom Inc ‘B’ *	11,800	491,234
Wal-Mart Stores Inc	3,500	168,385
Yum! Brands Inc	11,500	376,280

		10,832,818

Consumer Staples - 7.98%

Altria Group Inc	31,100	2,181,354
Campbell Soup Co	6,500	252,265
Colgate-Palmolive Co	900	58,365
ConAgra Foods Inc	12,300	330,378
General Mills Inc	6,000	350,520
H.J. Heinz Co	6,600	313,302
Kellogg Co	5,500	284,844
Kraft Foods Inc ‘A’	4,856	171,174
PepsiCo Inc	14,200	920,870
Safeway Inc	10,600	360,718
Sara Lee Corp	24,800	431,520
The Coca-Cola Co	17,400	910,194
The Kroger Co	16,800	472,584
The Procter & Gamble Co	15,400	942,326

		7,980,414

Energy - 3.12%

Anadarko Petroleum Corp	9,800	509,502
Apache Corp	4,900	399,791
Chesapeake Energy Corp	7,700	266,420
National Oilwell Varco Inc *	4,400	458,656
Schlumberger Ltd (Netherlands)	9,800	832,412
Valero Energy Corp	8,800	649,968

		3,116,749

Financial Services - 19.66%

ACE Ltd (Cayman)	800	50,016
American International Group Inc	18,900	1,323,567
Ameriprise Financial Inc	7,200	457,704
Automatic Data Processing Inc	10,500	508,935
Bank of America Corp	38,854	1,899,572
CIGNA Corp	8,500	443,870
CIT Group Inc	1,200	65,796
Citigroup Inc	28,700	1,472,023
CNA Financial Corp	2,800	133,532
Fannie Mae	8,300	542,239
Fifth Third Bancorp	6,400	254,528
First Data Corp	18,600	607,662
Freddie Mac	6,400	388,480
General Growth Properties Inc REIT	1,300	68,835
Genworth Financial Inc ‘A’	13,000	447,200
JPMorgan Chase & Co	30,700	1,487,415
Loews Corp	900	45,882
MasterCard Inc ‘A’	1,900	315,153
Merrill Lynch & Co Inc	8,000	668,640
MetLife Inc	4,100	264,368
Morgan Stanley	9,500	796,860
Principal Financial Group Inc	7,300	425,517
Prudential Financial Inc	2,100	204,183
SunTrust Banks Inc	5,000	428,700
The Allstate Corp	10,500	645,855
The Bank of New York Co Inc	10,500	435,120
The Bear Stearns Cos Inc	700	98,000
The Chubb Corp	9,300	503,502
The Goldman Sachs Group Inc	3,300	715,275
The Travelers Cos Inc	10,600	567,100
The Western Union Co	4,400	91,652
U.S. Bancorp	15,300	504,135
Wachovia Corp	16,045	822,306
Washington Mutual Inc	12,500	533,000
Wells Fargo & Co	30,500	1,072,685
XL Capital Ltd ‘A’ (Cayman)	4,400	370,876

		19,660,183

Health Care - 14.89%

Abbott Laboratories	11,100	594,405
Aetna Inc	12,200	602,680
Amgen Inc *	8,300	458,907
Bristol-Myers Squibb Co	17,000	536,520
Cardinal Health Inc	800	56,512
Eli Lilly & Co	8,500	474,980
Express Scripts Inc *	5,500	275,055
Forest Laboratories Inc *	9,100	415,415
Genentech Inc *	1,300	98,358
Johnson & Johnson	37,800	2,329,236
McKesson Corp	8,100	483,084
Medco Health Solutions Inc *	6,700	522,533
Medtronic Inc	8,300	430,438

27	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL MAIN STREET CORE FUND
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value

Merck & Co Inc	18,500	$921,300
Pfizer Inc	95,600	2,444,492
Schering-Plough Corp	12,100	368,324
UnitedHealth Group Inc	30,940	1,582,272
WellPoint Inc *	17,655	1,409,399
Wyeth	9,000	516,060
Zimmer Holdings Inc *	4,300	365,027

		14,884,997

Integrated Oils - 10.32%

Chevron Corp	31,700	2,670,408
ConocoPhillips	13,175	1,034,238
Exxon Mobil Corp	61,400	5,150,232
Marathon Oil Corp	11,600	695,536
Occidental Petroleum Corp	13,300	769,804

		10,320,218

Materials & Processing - 2.75%

International Paper Co	12,100	472,505
Nucor Corp	6,700	392,955
PPG Industries Inc	3,100	235,941
Precision Castparts Corp	2,700	327,672
Rohm & Haas Co	1,100	60,148
Southern Copper Corp	3,600	339,336
The Dow Chemical Co	10,700	473,154
United States Steel Corp	4,100	445,875

		2,747,586

Multi-Industry - 3.78%

3M Co	5,300	459,987
Eaton Corp	4,200	390,600
General Electric Co	43,200	1,653,696
Honeywell International Inc	12,100	680,988
Tyco International Ltd (Bermuda)	17,700	598,083

		3,783,354

Producer Durables - 4.43%

Agilent Technologies Inc *	10,100	388,244
Applied Materials Inc	20,700	411,309
Deere & Co	800	96,592
Lockheed Martin Corp	6,700	630,671
Northrop Grumman Corp	7,600	591,812
Raytheon Co	11,000	592,790
The Boeing Co	5,700	548,112
United Technologies Corp	8,700	617,091
Xerox Corp *	29,900	552,552

		4,429,173

Technology - 16.61%

Adobe Systems Inc *	6,200	248,930
Analog Devices Inc	9,900	372,636
Apple Inc *	9,000	1,098,360
Cisco Systems Inc *	91,400	2,545,490
Dell Inc *	24,200	690,910
Electronic Data Systems Corp	16,200	449,226
EMC Corp *	29,300	530,330
General Dynamics Corp	5,300	414,566
Hewlett-Packard Co	38,200	1,704,484
International Business Machines Corp	23,600	2,483,900
Juniper Networks Inc *	15,500	390,135
MEMC Electronic Materials Inc *	3,900	238,368
Microsoft Corp	109,200	3,218,124
Motorola Inc	9,900	175,230
NVIDIA Corp *	5,100	210,681
Oracle Corp *	38,600	760,806
QUALCOMM Inc	14,200	616,138
Texas Instruments Inc	12,400	466,612

		16,614,926

Utilities - 4.97%

Alltel Corp	5,200	351,260
AT&T Inc	11,053	458,700
Constellation Energy Group Inc	1,500	130,755
Duke Energy Corp	23,500	430,050
Edison International	6,200	347,944
Exelon Corp	3,600	261,360
FirstEnergy Corp	1,500	97,095
PG&E Corp	7,300	330,690
Progress Energy Inc	4,900	223,391
Qwest Communication International Inc *	35,200	341,440
Sempra Energy	4,800	284,304
Sprint Nextel Corp	29,700	615,087
Verizon Communications Inc	26,600	1,095,122

		4,967,198

Total Common Stocks (Cost $88,834,809)		99,850,396

TOTAL INVESTMENTS - 99.85% (Cost $88,834,809)		99,850,396
OTHER ASSETS & LIABILITIES, NET - 0.15%		152,034

NET ASSETS - 100.00%		$100,002,430

Note to Schedule of Investments

(a) As of June 30, 2007, the Fund was diversified as a percentage of net assets as follows:

Financial Services	19.66%
Technology	16.61%
Health Care	14.89%
Consumer Discretionary	10.83%
Integrated Oils	10.32%
Consumer Staples	7.98%
Utilities	4.97%
Producer Durables	4.43%
Multi-Industry	3.78%
Energy	3.12%
Materials & Processing	2.75%
Autos & Transportation	0.51%

99.85%
Other Assets & Liabilities, Net	0.15%

100.00%

28	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value

PREFERRED STOCKS - 6.55%

Brazil - 6.30%

America Latina Logistica SA	85,000	$1,157,128
Banco Bradesco SA	24,594	593,250
Cia Vale do Rio Doce ADR	16,050	605,085
Eletropaulo Metropolitana de Sao Paulo SA ‘B’	3,550,200	233,643
Lojas Americanas SA	7,159,000	567,821
Petroleo Brasileiro SA ADR	1,050	112,014
Sadia SA	101,000	470,705
Tele Norte Leste Participacoes SA	5,000	95,283

		3,834,929

South Korea - 0.25%

Hyundai Motor Co +	1,920	87,624
S-Oil Corp+	1,005	66,346

		153,970

Total Preferred Stocks
(Cost $2,287,679)		3,988,899

COMMON STOCKS - 87.21%

Bermuda - 0.42%

Bunge Ltd	1,900	160,550
Varitronix International Ltd +	152,000	95,039

		255,589

Brazil - 9.91%

America Latina Logistica SA GDR ~	6,300	85,897
Aracruz Celulose SA ADR	3,000	198,720
Banco Bradesco SA ADR	13,300	320,663
Camargo Correa Desenvolvimento Imobiliario SA	17,000	135,277
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	4,800	185,520
Cia de Bebidas das Americas ADR	1,300	91,260
Cia Vale do Rio Doce ADR	17,500	779,625
Cyrela Brazil Realty SA Empreendimentos e Participacoes GDR ~	2,100	522,056
Diagnosticos da America SA	10,800	239,067
Embraer-Empresa Brasileira de Aeronautica SA ADR	6,200	298,902
Natura Cosmeticos SA	22,000	317,626
Petroleo Brasileiro SA ADR	19,150	2,322,321
Tele Norte Leste Participacoes SA	13,600	538,642

		6,035,576

Canada - 0.28%

Yamana Gold Inc	15,400	171,248

Cayman Islands - 0.18%

Integra Group Holdings GDR *	1,100	20,020
SINA Corp *	1,500	62,790
Tencent Holdings Ltd +	7,000	28,140

		110,950

China - 2.67%

China Oilfield Services Ltd ‘H’ +	88,000	88,831
China Petroleum & Chemical Corp ‘H’ +	312,000	348,087
China Shenhua Energy Co Ltd ‘H’ +	159,000	554,809
PetroChina Co Ltd ‘H’ +	216,000	320,834
Yanzhou Coal Mining Co Ltd ‘H’ +	206,000	313,625

		1,626,186

Denmark - 0.31%

FLSmidth & Co A/S +	2,400	187,934

Egypt - 3.09%

Commercial International Bank GDR +	7,450	81,938
Commercial International Bank SP GDR +	14,400	158,377
Commercial International Bank SP GDR ~	12,500	131,863
Eastern Tobacco Co SAE +	4,467	321,721
Medinet Nasr Housing & Development +	8,200	443,122
Orascom Telecom Holding SAE +	58,500	747,747

		1,884,768

France - 0.85%

Technip SA +	6,260	517,405

Hong Kong - 1.52%

China Mobile Ltd ADR	14,900	803,110
Television Broadcasts Ltd +	17,000	119,616

		922,726

India - 16.09%

Amtek Auto Ltd +	43,000	431,785
Bajaj Auto Ltd +	5,800	305,200
Bharat Electronics Ltd +	9,500	427,911
Bharat Forge Ltd +	3,300	25,027
Bharat Heavy Electricals Ltd +	5,952	225,121
Bharti Airtel Ltd * +	39,000	801,623
Divi’s Laboratories Ltd +	2,446	351,623
GAIL India Ltd +	23,780	181,194
Gateway Distriparks Ltd +	7,300	33,587
HCL Technologies Ltd +	34,190	289,004
HDFC Bank Ltd ADR	800	67,408
Hero Honda Motors Ltd +	2,906	49,473
Hindustan Unilever Ltd +	62,900	291,933
Housing Development Finance Corp +	23,100	1,153,361
ICICI Bank Ltd ADR	15,200	747,080
Infosys Technologies Ltd +	25,500	1,206,826
ITC Ltd +	46,000	175,204
Larsen & Toubro Ltd +	16,800	907,762
Mahindra & Mahindra Ltd +	23,523	418,244
Reliance Capital Ltd +	12,300	329,295
Reliance Industries Ltd +	9,400	393,477
Rico Auto Industries Ltd +	41,800	49,157
Siemens India Ltd +	5,200	177,941
Tata Consultancy Services Ltd +	19,122	540,916
Trent Ltd +	3,803	66,909
United Breweries Ltd +	21,090	156,703

		9,803,764

Indonesia - 4.45%

P.T. Aneka Tambang Tbk +	458,600	637,428
P.T. Astra International Tbk +	161,500	303,044
P.T. Gudang Garam Tbk +	245,000	302,624
P.T. Indosat Tbk	781,500	562,230
P.T. Ramayana Lestari Sentosa Tbk +	323,800	36,247
P.T. Telekomunikasi Indonesia Tbk+	803,500	871,628

		2,713,201

29	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value

Israel - 0.58%

Bank Hapoalim BM +	33,641	$163,896
Israel Discount Bank Ltd ‘A’ * +	92,200	190,190

		354,086

Lebanon - 0.18%

Solidere GDR * ~	7,200	110,808

Luxembourg - 0.45%

Tenaris SA ADR	5,600	274,176

Malaysia - 0.11%

Bumiputra-Commerce Holdings Bhd +	14,400	48,794
SP Setia Bhd +	7,800	19,571

		68,365

Mexico - 6.06%

America Movil SAB de CV ‘L’ ADR	15,700	972,301
Corporacion GEO SA de CV ‘B’ *	42,200	231,830
Corporacion Interamericana de Entretenimiento SAB de CV ‘B’ *	33,600	97,066
Empresas ICA SAB de CV *	37,917	192,330
Fomento Economico Mexicano SAB de CV	95,400	373,971
Fomento Economico Mexicano SAB de CV ADR	9,050	355,846
Grupo Financiero Banorte SAB de CV ‘O’	82,500	377,850
Grupo Financiero Inbursa SA de CV ‘O’	80,500	194,479
Grupo Televisa SA ADR	11,400	314,754
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV *	172,200	270,171
SARE Holding SAB de CV ‘B’ *	188,900	311,234

		3,691,832

Norway - 0.34%

Det Norske Oljeselskap ASA* +	97,968	204,823

Panama - 0.45%

Banco Latinoamericano de Exportaciones SA ‘E’	14,600	274,480

Philippines - 1.48%

Jollibee Foods Corp +	155,300	176,283
SM Prime Holdings Inc +	2,842,869	722,476

		898,759

Portugal - 0.24%

Jeronimo Martins Sociedade Gestora de Participacoes Sociais SA +	25,000	147,732

Russia - 4.80%

JSC MMC Norilsk Nickel ADR	1,600	355,000
LUKOIL ADR	8,900	676,400
OAO Gazprom ADR +	21,500	894,039
Polymetal GDR * ~	33,800	214,410
Surgutneftegaz OJSC ADR +	5,310	287,330
TMK OAO GDR ~	13,800	499,560

		2,926,739

Singapore - 0.82%

Keppel Corp Ltd +	49,000	400,847
SembCorp Marine Ltd +	30,000	96,208

		497,055

South Africa - 6.29%

Anglo Platinum Ltd +	5,800	952,495
AngloGold Ashanti Ltd ADR	16,500	624,030
Aspen Pharmacare Holdings Ltd * +	17,378	90,798
Aveng Ltd +	12,136	85,517
Harmony Gold Mining Co Ltd ADR *	20,800	296,816
Impala Platinum Holdings Ltd +	13,600	413,470
JD Group Ltd +	4,700	47,124
Liberty Group Ltd +	11,900	149,997
Massmart Holdings Ltd +	27,400	333,794
Murray & Roberts Holdings Ltd +	43,260	390,470
Steinhoff International Holdings Ltd +	94,100	321,197
Tiger Brands Ltd +	4,840	123,836

		3,829,544

South Korea - 11.33%

AmorePacific Corp +	430	340,433
Daewoo Shipbuilding & Marine Engineering Co Ltd +	3,380	191,097
FINETEC Corp +	7,088	142,422
GS Engineering & Construction Corp +	1,732	206,910
Hana Financial Group Inc + ¤	—	10
Humax Co Ltd +	4,890	120,861
Hyundai Development Co +	2,970	211,327
Hyundai Engineering & Construction Co Ltd * +	5,706	416,463
Hyundai Motor Co +	4,759	375,514
Jeonbuk Bank +	12,597	138,607
Kia Motors Corp +	23,010	358,188
Kookmin Bank ADR	3,400	298,248
Korea Exchange Bank +	8,000	118,953
Korea Investment Holdings Co Ltd +	4,560	311,277
Kyeryong Construction Industrial Co Ltd +	550	29,896
Mirae Asset Securities Co Ltd +	4,035	363,019
Pusan Bank +	10,120	145,927
Samsung Electronics Co Ltd +	2,810	1,717,901
Samsung Heavy Industries Co Ltd +	5,550	271,179
Shinsegae Co Ltd +	420	273,336
SK Telecom Co Ltd ADR	10,800	295,380
S-Oil Corp +	4,480	344,793
SsangYong Motor Co * +	28,448	219,745
Telechips Inc +	542	12,755

		6,904,241

Taiwan - 9.25%

Cathay Financial Holding Co Ltd +	232,303	554,545
Chi Mei Optoelectronics Corp +	168,000	199,109
Fubon Financial Holding Co Ltd +	298,000	272,015
Hon Hai Precision Industry Co Ltd +	144,000	1,243,804
Inventec Appliances Corp +	103,000	219,112
Lite-On Technology Corp +	224,871	289,431
MediaTek Inc +	61,000	949,070
MiTAC International Corp ¤	—	—
Motech Industries Inc + ¤	—	12
President Chain Store Corp	69,000	196,507
Quanta Computer Inc +	239,300	372,440
Shin Kong Financial Holding Co Ltd ¤	—	1
Synnex Technology International Corp +	173,800	262,011

30	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value

Taiwan Semiconductor Manufacturing Co Ltd +	357,779	$766,234
Taiwan Semiconductor Manufacturing Co Ltd ADR	27,838	309,839

		5,634,130

Thailand - 1.05%

Advanced Info Service PCL +	77,200	193,361
Kiatnakin Bank PCL +	94,400	87,466
TISCO Bank PCL +	148,000	118,077
TMB Bank PCL * +	3,770,063	237,594

		636,498

Turkey - 3.78%

Aksigorta AS +	67,000	397,761
Anadolu Anonim Turk Sigorta Sirketi + ¤	—	2
Anadolu Efes Biracilik Ve Malt Sanayii AS +	1,600	63,316
Ford Otomotiv Sanayi AS +	15,592	145,463
Haci Omer Sabanci Holding AS +	64,600	319,159
Haci Omer Sabanci Holding AS ADR	73,800	92,530
Koc Holding AS * +	86,019	339,090
Tupras Turkiye Petrol Rafinerileri AS +	10,500	249,677
Turkcell Iletisim Hizmetleri AS +	45,800	303,696
Turkiye Vakiflar Bankasi TAO ‘D’ +	154,748	394,826

		2,305,520

United Kingdom - 0.23%

Highland Gold Mining Ltd * +	53,780	139,779

Total Common Stocks (Cost $39,524,857)		53,127,914

SHORT-TERM INVESTMENTS - 5.08%

Money Market Funds - 5.08%

BlackRock Liquidity Funds Institutional TempCash	343,572	343,572
BlackRock Liquidity Funds Institutional TempFund	2,751,746	2,751,746

		3,095,318

Total Short-Term Investments (Cost $3,095,318)		3,095,318

TOTAL INVESTMENTS - 98.84%
(Cost $44,907,854)		60,212,131

OTHER ASSETS & LIABILITIES, NET - 1.16%		709,202

NET ASSETS - 100.00%		$60,921,333

Notes to Schedule of Investments

(a) As of June 30, 2007, the Fund was diversified as a percentage of net assets as follows:

Financial Services	17.44%
Technology	14.11%
Materials & Processing	11.21%
Utilities	10.88%
Integrated Oils	10.56%
Autos & Transportation	6.76%
Producer Durables	6.02%
Consumer Discretionary	5.61%
Short-Term Investments	5.08%
Consumer Staples	4.56%
Multi-Industry	4.55%
Health Care	1.12%
Energy	0.94%

98.84%
Other Assets & Liabilities, Net	1.16%

100.00%

(b) As of June 30, 2007, the Fund was diversified by geographical region as a percentage of net assets as follows:

Brazil	16.21%
India	16.09%
South Korea	11.58%
Taiwan	9.25%
South Africa	6.29%
Mexico	6.06%
United States	5.08%
Russia	4.80%
Indonesia	4.45%
Turkey	3.78%
Egypt	3.09%
China	2.67%
Hong Kong	1.52%
Philippines	1.48%
Thailand	1.05%
France	0.85%
Singapore	0.82%
Israel	0.58%
Panama	0.45%
Luxembourg	0.45%
Bermuda	0.42%
Norway	0.34%
Denmark	0.31%
Canada	0.28%
Portugal	0.24%
United Kingdom	0.23%
Cayman Islands	0.18%
Lebanon	0.18%
Malaysia	0.11%

98.84%
Other Assets & Liabilities, Net	1.16%

100.00%

(c) Securities with a total aggregate market value of $36,309,992 or 59.60% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.

31	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments
June 30, 2007 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 10.81%

Consumer Discretionary - 0.33%

Mandalay Resort Group 10.250% due 08/01/07	$400,000	$401,500

Consumer Staples - 0.09%

Reynolds American Inc 7.625% due 06/01/16	100,000	106,379

Energy - 0.33%

Colorado Interstate Gas Co 6.800% due 11/15/15	200,000	206,683
Enterprise Products Operating LP 4.625% due 10/15/09	100,000	97,995
The Williams Cos Inc 6.375% due 10/01/10 ~	100,000	100,750

		405,428

Financial Services - 8.20%

American Express Bank FSB
5.330% due 09/26/08 §	500,000	500,283
5.340% due 06/12/09 §	600,000	600,254
Bank of America Corp 4.875% due 01/15/13	100,000	96,802
Bank of America NA 5.360% due 12/18/08 §	400,000	400,231
Bear Stearns Co Inc 5.655% due 01/30/09 §	500,000	501,397
C10 Capital SPV Ltd 6.722% due 12/31/49 §	300,000	292,177
Citigroup Inc 5.625% due 08/27/12	50,000	50,066
Export-Import Bank of Korea (South Korea) 5.570% due 10/04/11 ~ §	800,000	800,894
Ford Motor Credit Co 5.800% due 10/01/13	300,000	278,290
7.800% due 06/01/12	400,000	390,600
Ford Motor Credit Co LLC 5.800% due 01/12/09	100,000	97,920
General Electric Capital Corp 5.430% due 08/15/11 §	500,000	499,850
Glitnir Banki HF (Iceland) 5.618% due 04/20/10 ~ §	100,000	99,909
GMAC LLC
7.000% due 02/01/12	200,000	196,340
7.250% due 03/02/11	200,000	199,502
Health Care Properties Investors Inc 5.950% due 09/15/11	900,000	902,102
HSBC Finance Corp 5.360% due 05/21/08 §	400,000	400,276
Lehman Brothers Holdings Inc 5.410% due 12/23/08 §	500,000	500,533
Merrill Lynch & Co Inc
5.395% due 10/23/08 §	400,000	400,589
5.450% due 08/14/09 §	400,000	400,436
Morgan Stanley
5.300% due 03/01/13	100,000	98,135
5.467% due 02/09/09 §	300,000	300,498
Nykredit Realkredit A/S (Denmark) 4.833% due 10/01/38 §	DKK 1,696,671	291,673
Realkredit Danmark A/S (Denmark) 5.000% due 10/01/38 §	3,294,407	565,082
Santander US Debt SA Unipersonal (Spain) 5.420% due 11/20/09 ~ §	500,000	500,356
Unicredit Luxembourg Finance SA (Luxembourg) 5.405% due 10/24/08 ~ §	400,000	400,238
VTB Capital SA for Vneshtorgbank (Luxembourg) 5.955% due 08/01/08 ~ §	200,000	200,450

		9,964,883

Integrated Oils - 0.15%

Pemex Project Funding Master Trust
7.375% due 12/15/14	50,000	54,592
9.250% due 03/30/18	100,000	124,750

		179,342

Materials & Processing - 0.43%

Codelco Inc (Chile) 6.150% due 10/24/36 ~	200,000	198,955
Equistar Chemical P/Equistar Funding Corp 10.125% due 09/01/08	114,000	119,130
Vale Overseas Ltd (Cayman) 6.250% due 01/23/17	200,000	199,364

		517,449

Producer Durables - 0.17%

Xerox Corp 9.750% due 01/15/09	200,000	211,641

Utilities - 1.11%

BellSouth Corp 4.240% due 04/26/08 ~	900,000	892,118
Entergy Gulf States Inc 3.600% due 06/01/08	100,000	98,237
PSEG Energy Holdings LLC 8.625% due 02/15/08	163,000	165,965
Qwest Communications International Inc 7.500% due 02/15/14	100,000	101,750
SBC Communications Inc 4.125% due 09/15/09	100,000	97,292

		1,355,362

Total Corporate Bonds & Notes (Cost $13,141,008)		13,141,984

MORTGAGE-BACKED SECURITIES - 74.39%

Collateralized Mortgage Obligations - 17.60%

Adjustable Rate Mortgage Trust 4.588% due 05/25/35 “ §	153,618	151,384
Arkle Master Issuer PLC (United Kingdom) 5.300% due 11/19/07 ~ “ §	400,000	401,560
Arran Residential Mortgages Funding PLC (United Kingdom)
5.340% due 04/12/36 ~ “ §	274,678	274,692
Banc of America Funding Corp 4.113% due 05/25/35 “ §	298,237	294,262
Banc of America Mortgage Securities Inc
3.994% due 07/25/33 “ §	191,121	184,065
5.000% due 05/25/34 “	115,357	113,021
Bear Stearns Adjustable Rate Mortgage Trust Inc
4.625% due 10/25/35 “ §	747,839	735,692
4.750% due 10/25/35 “ §	198,536	196,346

32	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Principal Amount	Value

Bear Stearns Alt-A Trust
5.377% due 05/25/35 “ §	$107,434	$106,985
5.818% due 10/25/36 “ §	167,598	167,432
Chevy Chase Mortgage Funding Corp 5.570% due 08/25/35 ~ “ §	236,167	237,235
Citigroup Mortgage Loan Trust Inc 4.700% due 12/25/35 “ §	254,783	249,667
Countrywide Alternative Loan Trust 5.509% due 06/25/37 “ §	599,963	597,389
Countrywide Home Loan Mortgage Pass-Through Trust
5.640% due 03/25/35 “ §	71,852	72,078
5.660% due 06/25/35 ~ “ §	312,474	311,953
CS First Boston Mortgage Securities Corp
5.953% due 03/25/32 ~ “ §	18,331	18,297
6.000% due 11/25/35 “	273,372	273,554
Fannie Mae
4.250% due 07/25/17 “	450,674	435,019
4.500% due 04/25/17 - 10/25/17 “ ±	849,929	825,052
5.000% due 01/25/17 - 07/25/19 “ ±	431,574	426,717
5.500% due 09/25/24 “	1,144,542	1,142,533
6.000% due 03/25/31 “	2,400,000	2,410,125
6.625% due 11/25/23 “ §	679,015	704,122
Freddie Mac
4.000% due 06/15/22 - 10/15/23 “ ±	1,343,285	1,324,632
4.500% due 06/15/17 - 10/15/19 “ ±	1,017,872	995,091
5.000% due 09/15/16 - 04/15/30 “ ±	2,674,151	2,638,336
5.500% due 03/15/17 “	100,000	99,902
6.227% due 10/25/44 “ §	115,824	116,906
6.250% due 04/15/23 “	26,071	26,098
6.427% due 07/25/44 “ §	621,138	626,394
8.000% due 04/15/30 “	659,494	663,115
GMAC Mortgage Corp Loan Trust 5.500% due 09/25/34 “	110,454	109,308
Harborview Mortgage Loan Trust
5.410% due 01/19/38 “ §	271,945	272,320
5.510% due 01/19/38 “ §	352,802	353,405
5.540% due 05/19/35 “ §	71,294	71,401
Lehman Brothers Floating Rate Commercial Mortgage Trust 5.400% due 09/15/21 ~ “ §	88,088	88,143
Mellon Residential Funding Corp 5.800% due 06/15/30 “ §	26,593	26,602
MLCC Mortgage Investors Inc 5.700% due 03/15/25 “ §	39,924	40,036
Residential Asset Securitization Trust 5.720% due 05/25/33 “ §	62,940	63,203
Structured Asset Mortgage Investments Inc 5.540% due 05/25/36 “ §	339,569	340,242
Structured Asset Securities Corp
5.000% due 12/25/34 “	211,636	209,820
5.329% due 10/25/35 ~ “ §	294,749	294,460
6.430% due 08/25/32 “ §	44,789	44,731
Wachovia Bank Commercial Mortgage Trust 5.410% due 09/15/21 ~ “ §	457,361	457,607
Washington Mutual Inc
5.094% due 10/25/32 “ §	17,914	17,870
5.474% due 02/27/34 “ §	17,946	17,642
5.630% due 01/25/45 “ §	65,213	65,358
5.640% due 01/25/45 “ §	61,916	62,058
5.860% due 12/25/27 “ §	150,428	150,508
6.429% due 08/25/42 “ §	15,805	15,863
6.529% due 09/25/46 “ §	190,396	191,188
Wells Fargo Mortgage-Backed Securities Trust
3.988% due 12/25/34 “ §	349,812	342,765
4.319% due 07/25/35 “ §	400,000	394,173
4.500% due 11/25/18 “	270,843	263,118
5.240% due 04/25/36 “ §	530,241	525,958
5.519% due 08/25/36 “ §	163,333	161,773

		21,399,206

Fannie Mae - 54.87%

3.845% due 10/01/33 “ §	1,039,837	1,022,903
4.186% due 11/01/34 “ §	520,093	516,697
4.710% due 09/01/35 “ §	442,308	452,075
4.902% due 12/01/35 “ §	292,912	291,048
5.000% due 08/01/20 - 07/15/37 “ ±	10,491,999	9,954,330
5.500% due 12/01/14 - 08/15/37 “ ±	44,100,618	42,579,696
5.550% due 07/15/37 “	2,400,000	2,399,438
6.000% due 09/01/22 - 08/15/37 “ ±	7,214,341	7,139,166
6.212% due 12/01/36 “ §	41,537	41,960
6.229% due 10/01/44 “ §	144,234	145,176
6.500% due 03/01/17 - 07/15/37 “ ±	2,129,523	2,151,355

		66,693,844

Freddie Mac - 1.92%

4.705% due 06/01/35 “ §	992,526	1,004,597
4.739% due 09/01/35 “ §	397,723	392,936
5.334% due 09/01/35 “ §	403,716	402,296
5.500% due 08/01/07 - 03/01/23 “ ±	98,432	96,646
5.909% due 11/01/31 “ §	28,432	28,756
6.000% due 12/01/22 - 03/01/23 “ ±	327,272	328,816
7.321% due 04/01/32 “ §	77,715	78,146

		2,332,193

Total Mortgage-Backed Securities (Cost $91,225,366)		90,425,243

ASSET-BACKED SECURITIES - 7.17%

Argent Securities Inc 5.370% due 10/25/36 “ §	547,064	547,431
Asset Backed Funding Certificates
5.380% due 10/25/36 “ §	235,875	236,022
5.670% due 06/25/34 “ §	186,511	187,040
Bear Stearns Asset Backed Securities Inc 5.495% due 10/25/36 “ §	333,158	330,075
Carrington Mortgage Loan Trust 5.480% due 01/25/36 “ §	500,000	500,404
Citigroup Mortgage Loan Trust Inc 5.370% due 10/25/36 “ §	259,091	259,266
First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/36 “ §	327,469	327,672
Honda Auto Receivables Owner Trust 5.342% due 11/15/07 “	50,543	50,586
HSI Asset Securitization Corp Trust 5.370% due 12/25/36 “ §	421,558	421,820
JP Morgan Mortgage Acquisition Corp
5.370% due 07/25/36 “ §	241,761	241,912
5.390% due 03/25/36 “ §	162,638	162,723
5.530% due 06/25/35 “ §	112,824	112,968
Lehman XS Trust
5.400% due 07/25/46 “ §	202,453	202,570
5.440% due 11/25/36 “ §	252,634	252,904
Long Beach Mortgage Loan Trust 5.600% due 10/25/34 “ §	73,521	73,655

33	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Principal Amount	Value

Merrill Lynch Mortgage Investors Trust 5.430% due 07/25/36 “ §	$117,057	$117,124
Nelnet Student Loan Trust 5.370% due 12/22/14 “ §	165,544	165,543
Park Place Securities Inc 5.580% due 09/25/35 “ §	231,929	232,442
Residential Asset Securities Corp 5.390% due 11/25/36 “ §	303,922	304,111
Saxon Asset Securities Trust 5.380% due 11/25/36 “ §	261,065	261,136
SBI Heloc Trust 5.490% due 08/25/36 ~ “ §	291,698	292,017
Securitized Asset-Backed Receivables LLC Trust
5.370% due 09/25/36 “ §	274,102	274,256
5.440% due 05/25/37 “ §	600,000	600,000
SLC Student Loan Trust
5.313% due 02/15/15 “ §	600,000	599,906
5.355% due 10/25/16 “ §	600,000	600,417
Small Business Administration 4.754% due 08/10/14 “	159,275	152,027
Soundview Home Equity Loan Trust 5.420% due 10/25/36 “ §	212,072	212,218
Structured Asset Securities Corp 5.370% due 10/25/36 “ §	295,641	295,765
Wells Fargo Home Equity Trust
5.370% due 01/25/37 “ §	411,673	411,929
5.430% due 11/25/35 ~ “ §	287,629	287,808

Total Asset-Backed Securities (Cost $8,717,231)		8,713,747

U.S. TREASURY OBLIGATIONS - 1.88%

U.S. Treasury Inflation Protected Securities - 1.88%

0.875% due 04/15/10 ^	1,853,918	1,761,224
2.000% due 07/15/14 ^	548,010	526,218

		2,287,442

Total U.S. Treasury Obligations (Cost $2,315,030)		2,287,442

FOREIGN GOVERNMENT BONDS & NOTES - 8.73%

Bundesobligation (Germany) 4.500% due 08/17/07	EUR 7,800,000	10,559,058
Republic of Panama (Panama) 9.625% due 02/08/11	$48,000	54,000

Total Foreign Government Bonds & Notes (Cost $10,599,712)		10,613,058

MUNICIPAL BONDS - 0.25%

Austin Texas Water & Wastewater System Revenue ‘A’
5.000% due 11/15/29	200,000	205,692
Texas State Transportation Commission Mobility Fund ‘A’
4.750% due 04/01/35	100,000	99,231

Total Municipal Bonds (Cost $302,813)		304,923

PURCHASED AND STRADDLE OPTIONS - 0.40%

(See Note (j) to Notes to Schedule of Investments) (Cost $759,589)		483,240

SHORT-TERM INVESTMENTS - 32.57%

Certificates of Deposit - 7.65%

Barclays Bank PLC NY 5.281% due 03/17/08 §	1,000,000	1,000,144
BNP Paribas NY 5.263% due 05/28/08 §	500,000	500,177
Dexia Credit Local SA NY 5.270% due 09/29/08 §	500,000	500,147
Fortis Bank NY
5.265% due 06/30/08 §	400,000	400,152
5.310% due 09/30/08 §	500,000	500,054
Nordea Bank Finland PLC NY
5.263% due 03/31/08 §	900,000	900,172
5.283% due 12/01/08 §	1,100,000	1,100,180
5.298% due 05/28/08 §	500,000	500,288
Royal Bank of Canada NY 5.270% due 06/30/08 §	500,000	500,431
Skandinaviska Enskilda Banken NY 5.270% due 10/03/07 §	400,000	400,033
Societe Generale NY 5.270% due 03/26/08 §	1,000,000	1,000,036
The Royal Bank of Scotland NY
5.260% due 07/03/08 §	500,000	500,021
5.265% due 03/26/08 §	1,000,000	999,929
Unicredito Italiano NY 5.360% due 05/29/08 §	500,000	500,253

		9,302,017

Commercial Paper - 18.29%

Bank of America Corp 5.250% due 10/02/07	3,000,000	2,959,597
Bank of Ireland (Ireland) 5.230% due 08/22/07	3,100,000	3,076,851
General Electric Capital Corp 5.170% due 11/06/07	1,100,000	1,079,685
Skandinaviska Enskilda Banken NY 5.200% due 08/20/07	2,800,000	2,779,915
Societe Generale North America Inc 5.250% due 09/18/07	2,500,000	2,471,617
Total SA (France) 5.340% due 07/02/07	3,300,000	3,299,510
UBS Finance LLC DE
5.240% due 09/04/07	2,200,000	2,179,506
5.350% due 07/02/07	1,400,000	1,399,792
Westpac Banking Corp 5.200% due 08/03/07	3,000,000	2,986,027

		22,232,500

34	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Principal Amount	Value

Foreign Government Issues - 2.77%

Dutch Treasury Certificate (Netherlands) 3.967% due 08/31/07	EUR 1,500,000	$2,016,986
French Treasury Bills (France) 3.927% due 08/23/07	1,000,000	1,345,808

		3,362,794

U.S. Government Agency Issue - 0.82%

Federal Home Loan Bank 5.200% due 07/02/07	$1,000,000	999,856

U.S. Treasury Bills - 0.80%

4.650% due 09/13/07 ‡	450,000	445,864
4.750% due 08/30/07 ‡	535,000	531,013

		976,877

	Shares

Money Market Funds - 2.24%

BlackRock Liquidity Funds Institutional TempCash	1,363,133	1,363,133
BlackRock Liquidity Funds Institutional TempFund	1,363,133	1,363,133

		2,726,266

Total Short-Term Investments (Cost $39,577,984)		39,600,310

TOTAL INVESTMENTS - 136.20% (Cost $166,638,733)		165,569,947

OTHER ASSETS & LIABILITIES, NET - (36.20%)		(44,010,453)

NET ASSETS - 100.00%		$121,559,494

Notes to Schedule of Investments

(a) As of June 30, 2007, the Fund was diversified as a percentage of net assets as follows:

Mortgage-Backed Securities		74.39%
Short-Term Investments		32.57%
Corporate Bonds & Notes		10.81%
Foreign Government Bonds & Notes		8.73%
Asset-Backed Securities		7.17%
U.S. Treasury Obligations		1.88%
Municipal Bonds		0.25%
Purchased and Straddle Options		0.40%

		136.20%
Other Assets & Liabilities, Net		(36.20%)

		100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c) Securities with an aggregate market value of $976,877 were segregated with the broker to cover margin requirements for the following open futures contracts as of June 30, 2007:

Long Futures Outstanding	Number of Contracts	Notional Amount	Net Unrealized Appreciation (Depreciation)

3-Month Euribor (09/07)	14	EUR 14,000,000	$(25,107)
Euro-Bobl 5-Year Notes (09/07)	147	14,700,000	13,440
Eurodollar (03/08)	150	$150,000,000	(58,738)
Eurodollar (06/08)	373	373,000,000	(344,775)
Eurodollar (09/08)	12	12,000,000	3,450
Eurodollar (12/08)	86	86,000,000	21,600
Eurodollar (03/09)	82	82,000,000	25,625
United Kingdom 90-Day LIBOR Put Options Strike @ $93.00 (12/07)	48	GBP 24,000,000	(588)
United Kingdom 90-Day LIBOR Put Options Strike @ $93.00 (03/08)	82	41,000,000	2,076
United Kingdom 90-Day LIBOR Put Options Strike @ $92.50 (06/08)	79	39,500,000	2,019
United Kingdom 90-Day LIBOR Sterling Interest Rate (12/07)	48	24,000,000	(66,268)
United Kingdom 90-Day LIBOR Sterling Interest Rate (03/08)	110	55,000,000	(171,317)
United Kingdom 90-Day LIBOR Sterling Interest Rate (06/08)	89	44,500,000	(181,910)
United Kingdom 90-Day LIBOR Sterling Interest Rate (09/08)	33	16,500,000	(69,180)
United Kingdom 90-Day LIBOR Sterling Interest Rate (12/08)	34	17,000,000	(72,141)
U.S. Treasury 10-Year Notes (09/07)	86	$8,600,000	76,391

Short Futures Outstanding

Euro-Bund 10-Year Notes (09/07)	24	EUR 2,400,000	(4,223)
U.S. Treasury 2-Year Notes (09/07)	82	$16,400,000	24,344
U.S. Treasury 30-Year Bond (09/07)	77	7,700,000	(149,188)

			$(974,490)

(d) Investments sold short outstanding as of June 30, 2007:

Description	Principal Amount	Value

U.S. Treasury Bond 4.500% 05/15/17	$4,200,000	$4,028,065
U.S. Treasury Notes
4.500% due 02/15/16	400,000	385,656
4.630% due 02/15/17	4,000,000	3,875,004

Total Investments sold short (Proceeds $8,255,343)		$8,288,725

35	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

(e) Forward foreign currency contracts outstanding as of June 30, 2007 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Unrealized Appreciation (Depreciation)

Sell	AUD	61,207	07/07	$(399)
Buy	BRL	5,656,303	10/07	47,233
Buy	BRL	2,188,219	03/08	32,159
Sell	CAD	1,195,000	08/07	(4,977)
Buy	CNY	8,790,219	11/07	5,054
Buy	CNY	8,717,700	01/08	(4,481)
Sell	DKK	4,871,000	09/07	(2,984)
Buy	EUR	1,882,000	07/07	13,734
Sell	EUR	13,199,000	07/07	(165,536)
Sell	GBP	1,178,000	08/07	(12,397)
Buy	GBP	127,000	09/07	1,249
Buy	JPY	87,245,000	07/07	(10,230)
Buy	KRW	495,566,100	07/07	3,525
Buy	KRW	26,804,700	09/07	61
Buy	MXN	4,183,010	03/08	8,140
Buy	MYR	294,593	07/07	(623)
Sell	MYR	294,593	07/07	—
Buy	MYR	294,593	10/07	—
Buy	NOK	1,540,000	09/07	4,446
Buy	NOK	1,500,335	09/07	(1,210)
Sell	NZD	220,000	07/07	(3,715)
Buy	PLN	928,644	09/07	11,485
Buy	RUB	8,442,840	12/07	7,372
Buy	RUB	3,089,720	01/08	545
Buy	SGD	553,145	07/07	(3,936)
Sell	SGD	43,100	07/07	(166)
Buy	SGD	72,317	08/07	(601)
Buy	SGD	70,937	10/07	239

				$(76,013)

(f) Transactions in written options for the period ended June 30, 2007 were as follows:

	Number of Contracts	Premium

Outstanding, March 31, 2007	39,700,035	$431,744
Call Options Written	29,100,021	272,021
Call Options Expired	(18,100,056)	(247,113)

Outstanding, June 30, 2007	50,700,000	$456,652

36	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS PL MANAGED BOND FUND Schedule of Investments (Continued) June 30, 2006 (Unaudited)

(g) Premiums received and value of written options outstanding as of June 30, 2007:

Counterparty	Description	Pay/Receive Floating Rate Based on 6-Month EUR-LIBOR	Exercise Rate	Expiration Date		Notional Amount	Premium	Value

Citigroup	Call - OTC 5-Year Interest Rate Swap	Receive	4.100%	07/02/07	EUR	3,500,000	$44,256	$—
Citigroup	Put - OTC 5-Year Interest Rate Swap	Pay	4.800%	07/09/07		3,800,000	11,820	8,902

		6-Month GBP-LIBOR

Royal Bank of Scotland	Call - OTC 8-Year Interest Rate Swap	Receive	4.850%	09/14/07	GBP	1,900,000	38,017	1

		3-Month USD-LIBOR

Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	4.950%	07/02/07		$1,100,000	11,880	—
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	4.900%	08/08/07		10,900,000	57,498	635
Morgan Stanley	Call - OTC 10-Year Interest Rate Swap	Receive	5.700%	08/24/07		1,500,000	11,910	14,237
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	5.010%	10/25/07		1,300,000	11,968	1,735
Lehman Brothers	Call - OTC 5-Year Interest Rate Swap	Receive	5.150%	12/20/07		1,900,000	27,450	6,196
Barclays	Call - OTC 5-Year Interest Rate Swap	Receive	4.900%	02/01/08		700,000	8,715	1,471
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	5.100%	02/01/08		1,300,000	15,600	4,652
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	4.900%	03/31/08		4,400,000	56,045	13,446
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	4.950%	03/31/08		2,000,000	24,600	6,840
Lehman Brothers	Call - OTC 5-Year Interest Rate Swap	Receive	4.950%	09/26/08		2,300,000	18,529	11,585
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	4.950%	09/26/08		2,300,000	18,860	11,585
Royal Bank of Scotland	Call - OTC 7-Year Interest Rate Swap	Receive	5.000%	12/15/08		3,400,000	34,458	24,162
Royal Bank of Scotland	Call - OTC 7-Year Interest Rate Swap	Receive	5.200%	12/15/08		5,400,000	58,015	53,004

			Strike Price

Merrill Lynch	Call - OTC Fannie Mae 6.000% due 08/14/37		$98.98	07/19/07		3,000,000	7,031	29,601

							$456,652	$188,052

(h) Credit default swaps outstanding as of June 30, 2007:

Counterparty	Referenced Obligation	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation (Depreciation)

Goldman Sachs	American International Group 5.600% due 10/18/16	Sell	0.060%	03/20/08		$900,000	$31
Lehman Brothers	Johnson & Johnson 3.800% due 05/15/13	Buy	(0.110%)	12/20/08		100,000	(137)
Lehman Brothers	The Home Depot Inc 5.375% due 04/01/06	Buy	(0.120%)	12/20/08		100,000	(50)
Citigroup	Wal-Mart Stores Inc 3.375% due 10/01/08	Buy	(0.140%)	12/20/08		100,000	(124)
Barclays	Eli Lilly & Co 6.000% due 03/15/12	Buy	(0.160%)	12/20/08		100,000	(182)
Morgan Stanley	Emerson Electric Co 4.625% due 10/15/12	Buy	(0.210%)	12/20/08		100,000	(238)
Merrill Lynch	Gannett Co Inc 6.375% due 04/01/12	Buy	(0.220%)	12/20/08		100,000	(49)
Morgan Stanley	The Allstate Corp 6.125% due 02/15/12	Buy	(0.260%)	12/20/08		100,000	(248)
Citigroup	Eaton Corp 5.750% due 07/15/12	Buy	(0.280%)	12/20/08		100,000	(329)
Barclays	FedEx Corp 7.250% due 02/15/11	Buy	(0.290%)	12/20/08		100,000	(295)
Lehman Brothers	Whirlpool Corp 8.600% due 05/01/10	Buy	(0.290%)	12/20/08		100,000	(362)
Merrill Lynch	Ingersoll-Rand Co Ltd 6.480% due 06/01/25	Buy	(0.320%)	12/20/08		100,000	(245)
Royal Bank of Scotland	Republic of Indonesia 6.750% due 03/10/14	Sell	0.400%	12/20/08		200,000	32
Barclays	Ukraine Government Bond 7.650% due 06/11/13	Sell	0.710%	12/20/08		100,000	273
Morgan Stanley	Glitnir Banki HF 5.618% due 04/20/10	Buy	(0.170%)	06/20/10		100,000	105
Morgan Stanley	Dow Jones CDX NA EM3 Index	Sell	2.100%	06/20/10		400,000	28,016
JPMorgan Chase	Health Care Properties 5.950% due 09/15/11	Buy	(0.460%)	09/20/11		900,000	(4,444)
Deutsche Bank	Dow Jones CDX NA IG7 Index	Buy	(0.400%)	12/20/11		1,900,000	4,613
Citibank	Noble Corp 5.875% due 06/01/13	Buy	(0.520%)	06/20/12		300,000	(1,093)
Morgan Stanley	Dow Jones CDX NA IG5 Index	Buy	(0.140%)	12/20/12		1,300,000	117
Morgan Stanley	Dow Jones CDX NA IG5 Index	Sell	0.460%	12/20/15		900,000	(4,642)
Morgan Stanley	Dow Jones CDX NA IG7 Index	Buy	(0.650%)	12/20/16		1,600,000	18,403
Deutsche Bank	Dow Jones ITRAXX6 NA HI4 Index	Buy	(0.850%)	12/20/16	EUR	800,000	(161)
HSBC	Dow Jones ITRAXX6 NA HI4 Index	Buy	(0.850%)	12/20/16		800,000	(119)

37	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS PL MANAGED BOND FUND Schedule of Investments (Continued) June 30, 2006 (Unaudited)

Counterparty	Referenced Obligation	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)

Goldman Sachs	Transocean Inc 7.375% due 04/15/18	Buy	(0.540%)	06/20/17	$300,000	$(1,088)
Lehman Brothers	Safeway Inc 5.800% due 08/15/12	Buy	(0.730%)	06/20/17	1,000,000	2,125
UBS	Weyerhaeuser Co 6.750% due 03/15/12	Buy	(0.960%)	06/20/17	100,000	311
Deutsche Bank	Reynolds America Inc 7.625% due 06/01/16	Sell	1.280%	06/20/17	200,000	948
Goldman Sachs	Trinity 2005-1A B 6.960% due 03/08/40	Buy	(2.050%)	03/08/40	1,000,000	129,100

						$170,268

(1)

If the Fund is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(i) Interest rate swaps outstanding as of June 30, 2007:

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation (Depreciation)

Deutsche Bank	6-Month GBP-LIBOR	Pay	6.000%	03/20/09	GBP	7,400,000	$(20,397)
Citigroup	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/09	MXN	16,000,000	(457)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/09		23,000,000	(789)
UBS	3-Month USD-LIBOR	Pay	5.000%	06/18/09		$11,300,000	(3,665)
Deutsche Bank	6-Month GBP-LIBOR	Pay	6.000%	06/19/09	GBP	2,200,000	(8,372)
Royal Bank of Scotland	6-Month GBP-LIBOR	Pay	6.000%	06/19/09		5,900,000	(22,456)
Barclays	3-Month USD-LIBOR	Pay	5.000%	12/19/09		$5,900,000	(7,084)
Deutsche Bank	3-Month USD-LIBOR	Pay	5.000%	12/19/09		9,800,000	3,326
Royal Bank of Scotland	6-Month GBP-LIBOR	Pay	5.000%	09/15/10	GBP	300,000	(12,463)
Barclays	6-Month EUR-LIBOR	Receive	4.000%	12/15/11	EUR	5,900,000	184,348
Deutsche Bank	6-Month EUR-LIBOR	Receive	4.000%	12/15/11		2,200,000	45,380
Morgan Stanley	BRL - CDI Compounded	Pay	10.115%	01/02/12	BRL	1,900,000	(16,659)
Goldman Sachs	BRL - CDI Compounded	Pay	10.150%	01/02/12		6,100,000	(33,327)
Barclays	France CPI Excluding Tobacco	Pay	1.948%	03/15/12	EUR	400,000	(9,841)
Lehman Brothers	France CPI Excluding Tobacco	Pay	1.965%	03/15/12		100,000	(465)
Goldman Sachs	France CPI Excluding Tobacco	Pay	1.995%	03/15/12		300,000	(1,747)
Royal Bank of Scotland	France CPI Excluding Tobacco	Pay	1.955%	03/28/12		100,000	(948)
Royal Bank of Scotland	France CPI Excluding Tobacco	Pay	1.950%	03/30/12		100,000	(998)
Goldman Sachs	France CPI Excluding Tobacco	Pay	1.960%	03/30/12		100,000	(870)
Barclays	France CPI Excluding Tobacco	Pay	1.960%	04/05/12		100,000	(1,042)
BNP Paribas	France CPI Excluding Tobacco	Pay	1.940%	04/10/12		100,000	(1,174)
Royal Bank of Scotland	France CPI Excluding Tobacco	Pay	1.940%	04/10/12		100,000	(1,165)
Barclays	France CPI Excluding Tobacco	Pay	1.980%	04/30/12		100,000	(1,065)
Royal Bank of Scotland	3-Month USD-LIBOR	Pay	5.000%	12/19/12		$800,000	2,958
Goldman Sachs	3-Month USD-LIBOR	Pay	5.000%	06/20/14		5,200,000	(168,976)
Lehman Brothers	3-Month USD-LIBOR	Pay	5.000%	06/20/14		3,000,000	(49,456)
Barclays	6-Month EUR-LIBOR	Receive	4.000%	12/15/14	EUR	1,000,000	49,647
Deutsche Bank	6-Month EUR-LIBOR	Receive	4.000%	12/15/14		200,000	9,120
HSBC	6-Month EUR-LIBOR	Receive	4.000%	12/15/14		2,500,000	114,001
Goldman Sachs	3-Month USD-LIBOR	Receive	5.000%	12/19/14		$12,000,000	(75,538)
Deutsche Bank	6-Month GBP-LIBOR	Pay	5.000%	09/15/15	GBP	200,000	(26,057)
Goldman Sachs	6-Month GBP-LIBOR	Pay	5.000%	09/15/15		300,000	(38,631)
Citigroup	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/16	MXN	6,300,000	8,671
Merrill Lynch	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/16		2,600,000	1,982
Citigroup	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/16		400,000	835
Goldman Sachs	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/16		7,900,000	(5,734)
Merrill Lynch	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/16		9,000,000	(261)
Merrill Lynch	3-Month Canadian Bank Bill	Receive	5.500%	06/20/17	CAD	500,000	(292)
Royal Bank of Scotland	3-Month USD-LIBOR	Pay	5.000%	12/19/17		$4,800,000	55,164
Goldman Sachs	6-Month EUR-LIBOR	Receive	6.000%	06/18/34	EUR	1,300,000	(12,928)
Barclays	6-Month GBP-LIBOR	Receive	4.000%	12/15/35	GBP	200,000	19,664
Deutsche Bank	6-Month GBP-LIBOR	Receive	4.000%	12/15/35		2,300,000	122,136
Goldman Sachs	6-Month GBP-LIBOR	Receive	4.000%	12/15/35		1,500,000	140,187
Deutsche Bank	3-Month USD-LIBOR	Pay	5.000%	12/15/35		$1,800,000	(92,791)
Royal Bank of Scotland	6-Month GBP-LIBOR	Receive	5.500%	12/15/36	GBP	400,000	18,496
Deutsche Bank	3-Month USD-LIBOR	Pay	5.000%	12/19/37		$3,400,000	42,668
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/37		200,000	3,310
Royal Bank of Scotland	3-Month USD-LIBOR	Pay	5.000%	12/19/37		1,100,000	17,918

							$224,163

38	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS PL MANAGED BOND FUND Schedule of Investments (Continued) June 30, 2006 (Unaudited)

(j) Purchased options outstanding as of June 30, 2007:

Counterparty	Description	Pay/Receive Floating Rate Based on 6-Month EUR-LIBOR	Exercise Rate		Expiration Date	Notional Amount		Cost	Value

Citigroup	Call- OTC 2-Year Interest Rate Swap	Pay		3.960%	07/02/07	EUR	8,000,000	$43,674	$—

		Pay/Receive Floating Rate Based on 6-Month GBP-LIBOR

Royal Bank of Scotland	Call- OTC 2-Year Interest Rate Swap	Pay		5.184%	09/14/07	GBP	6,600,000	37,732	6

		Pay/Receive Floating Rate Based on 3-Month USD-LIBOR

Royal Bank of Scotland	Call- OTC 1-Year Interest Rate Swap	Pay		4.850%	07/02/07		$5,200,000	13,520	—
Royal Bank of Scotland	Call- OTC 1-Year Interest Rate Swap	Pay		5.000%	08/08/07		60,600,000	57,570	133
Royal Bank of Scotland	Call- OTC 2-Year Interest Rate Swap	Pay		4.900%	10/25/07		3,100,000	12,478	1,508
Lehman Brothers	Call- OTC 2-Year Interest Rate Swap	Pay		5.000%	12/20/07		4,400,000	28,512	5,408
Barclays	Call- OTC 1-Year Interest Rate Swap	Pay		4.750%	02/01/08		3,100,000	8,913	918
Royal Bank of Scotland	Call- OTC 2-Year Interest Rate Swap	Pay		5.000%	02/01/08		3,000,000	14,876	4,812
Royal Bank of Scotland	Call- OTC 2-Year Interest Rate Swap	Pay		4.750%	03/31/08		14,200,000	80,795	17,536
Lehman Brothers	Call- OTC 2-Year Interest Rate Swap	Pay		4.750%	09/26/08		5,300,000	18,418	10,427
Royal Bank of Scotland	Call- OTC 2-Year Interest Rate Swap	Pay		4.750%	09/26/08		5,300,000	18,948	10,427
Royal Bank of Scotland	Call- OTC 2-Year Interest Rate Swap	Pay		4.750%	12/15/08		10,200,000	34,956	23,151
Royal Bank of Scotland	Call- OTC 2-Year Interest Rate Swap	Pay		5.000%	12/15/08		16,100,000	60,531	54,483

			Strike Price

Morgan Stanley	Put- OTC Fannie Mae 5.500%, due 07/12/37			$89.31	07/05/07		14,000,000	1,641	8,344
Morgan Stanley	Put- OTC Fannie Mae 5.500%, due 09/13/37			85.00	09/06/07		6,800,000	797	34
Morgan Stanley	Put- OTC Fannie Mae 5.500%, due 09/13/37			87.25	09/06/07		13,200,000	1,547	6,917
Morgan Stanley	Put- OTC Fannie Mae 6.000%, due 09/13/37			88.00	09/06/07		6,000,000	703	426
Morgan Stanley	Put- OTC Fannie Mae 6.500%, due 09/13/37			91.00	09/06/07		1,800,000	211	320

Citigroup	Call- OTC U.S. dollar versus Japanese yen			121.00	01/18/08		400,000	3,988	11,725
Morgan Stanley	Call- Euro versus U.S. dollar		EUR	1.36	05/21/08		1,300,000	38,413	43,725
Morgan Stanley	Put- Euro versus U.S. dollar			1.36	05/21/08		1,300,000	38,413	32,697
Credit Suisse	Call- OTC U.S. dollar versus Japanese yen			$103.80	03/17/10		500,000	21,781	37,797
Credit Suisse	Put- OTC U.S. dollar versus Japanese yen			103.80	03/17/10		500,000	21,781	6,451
Royal Bank of Scotland	Call- OTC U.S. dollar versus Japanese yen			105.40	03/31/10		1,000,000	41,925	65,604
Royal Bank of Scotland	Put- OTC U.S. dollar versus Japanese yen			105.40	03/31/10		1,000,000	41,925	27,332
Morgan Stanley	Call- Euro versus U.S. dollar		EUR	1.38	06/03/10		1,100,000	52,712	55,400
Morgan Stanley	Put- Euro versus U.S. dollar			1.38	06/03/10		1,100,000	52,712	50,514

			Exercise Price			Number of Contracts

Merrill Lynch	Put- CBOT U.S. 10-Year Treasury Futures (09/07)			$96.00	08/24/07		76	1,434	1,188
Merrill Lynch	Call- CBOT U.S. 30-Year Treasury Futures (09/07)			114.00	08/24/07		77	1,453	1,203
Merrill Lynch	Put- CME Eurodollar Futures (09/07)			91.25	09/17/07		82	779	512
Merrill Lynch	Put- CME Eurodollar Futures (09/07)			91.50	09/17/07		89	845	556
Merrill Lynch	Put- CME Eurodollar Futures (12/07)			91.75	12/17/07		39	370	244
Merrill Lynch	Put- CME Eurodollar Futures (12/07)			92.25	12/17/07		185	1,758	1,156
Merrill Lynch	Put- CME Eurodollar Futures (03/08)			91.50	03/17/08		20	190	125
Merrill Lynch	Put- CME Eurodollar Futures (03/08)			91.75	03/17/08		70	665	437
Merrill Lynch	Put- CME Eurodollar Futures (03/08)			93.00	03/17/08		9	86	56
Merrill Lynch	Put- CME Eurodollar Futures (06/08)			92.50	06/16/08		46	437	287
Merrill Lynch	Put- CME Eurodollar Futures (06/08)			92.75	06/16/08		40	380	250
Merrill Lynch	Put- CME Eurodollar Futures (06/08)			93.00	06/16/08		172	1,634	1,075
Merrill Lynch	Put- CME Eurodollar Futures (09/08)			92.50	09/15/08		9	86	56

								$759,589	$483,240

39	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments
June 30, 2007 (Unaudited)

	Principal
	Amount	Value

CORPORATE BONDS & NOTES - 2.07%

Consumer Discretionary - 0.10%

CSC Holdings Inc 7.875% due 12/15/07	$100,000	$100,875

Financial Services - 1.32%

Bank of America NA 5.360% due 02/27/09 §	500,000	500,342
Ford Motor Credit Co 7.875% due 06/15/10	500,000	500,227
General Electric Capital Corp 5.400% due 12/12/08 §	100,000	100,126
Rabobank Nederland (Netherlands) 5.376% due 01/15/09 ~ §	100,000	100,068
Travelers Property Casualty Corp 3.750% due 03/15/08	100,000	98,644

		1,299,407

Integrated Oils - 0.25%

Pemex Project Funding Master Trust 9.250% due 03/30/18	200,000	249,500

Utilities - 0.40%

BellSouth Corp 4.240% due 04/26/08 ~	400,000	396,496

Total Corporate Bonds & Notes (Cost $2,021,482)		2,046,278

CONVERTIBLE CORPORATE BONDS - 0.36%

Energy - 0.36%

Chesapeake Energy Corp 2.500% due 05/15/37	350,000	358,750

Total Convertible Corporate Bonds (Cost $354,584)		358,750

MORTGAGE-BACKED SECURITIES - 13.95%

Collateralized Mortgage Obligations - 1.13%

Countrywide Home Loan Mortgage Pass-Through Trust 5.660% due 06/25/35 ~ “ §	62,495	62,391
Freddie Mac 5.550% due 07/15/37 “	900,000	899,789
GSR Mortgage Loan Trust
4.538% due 09/25/35 “ §	154,723	152,743

		1,114,923

Fannie Mae - 12.82%

5.500% due 10/01/35 - 07/12/37 “ ±	10,785,112	10,402,792
6.000% due 09/01/36 - 07/15/37 “ ±	2,277,227	2,252,897

		12,655,689

Total Mortgage-Backed Securities (Cost $13,769,144)		13,770,612

ASSET-BACKED SECURITIES - 0.07%

Freddie Mac Structured Pass-Through Securities 5.600% due 09/25/31 “ §	5,187	5,191
Lehman XS Trust 5.400% due 07/25/46 “ §	50,613	50,643
Merrill Lynch Mortgage Investors Inc 5.400% due 01/25/37 “ §	11,364	11,372

Total Asset-Backed Securities (Cost $67,166)		67,206

U.S. TREASURY OBLIGATIONS - 91.58%

U.S. Treasury Bonds - 0.12%

6.625% due 02/15/27	100,000	117,172

U.S. Treasury Inflation Protected Securities - 91.36%

0.875% due 04/15/10 ^	7,086,950	6,732,610
1.625% due 01/15/15 ^	4,435,134	4,123,983
1.875% due 07/15/13 ^	1,237,082	1,187,020
1.875% due 07/15/15 ^	9,450,999	8,934,152
2.000% due 04/15/12 ^	3,460,826	3,359,978
2.000% due 01/15/14 ^	7,322,049	7,038,898
2.000% due 07/15/14 ^	109,579	105,222
2.000% due 01/15/16 ^	3,018,001	2,866,395
2.000% due 01/15/26 ^	5,827,864	5,280,593
2.375% due 01/15/17 ^	11,573,912	11,303,557
2.375% due 01/15/25 ^	8,470,457	8,147,529
2.375% due 01/15/27 ^	409,696	393,565
2.500% due 07/15/16 ^	5,216,178	5,159,536
3.000% due 07/15/12 ^	5,313,154	5,417,759
3.375% due 04/15/32 ^	290,920	334,922
3.500% due 01/15/11 ^	3,797,696	3,908,365
3.625% due 01/15/08 ^	127,853	127,973
3.625% due 04/15/28 ^	2,005,000	2,323,452
3.875% due 01/15/09 ^	1,637,311	1,663,919
3.875% due 04/15/29 ^	7,350,233	8,876,560
4.250% due 01/15/10 ^	2,823,687	2,931,563

		90,217,551

U.S. Treasury Notes - 0.10%

4.500% due 02/28/11	100,000	98,672

Total U.S. Treasury Obligations (Cost $93,371,783)		90,433,395

FOREIGN GOVERNMENT BONDS & NOTES - 0.52%

United Kingdom Gilt Inflation Linked Bond (United Kingdom) 2.500% due 05/20/09 ^	GBP 100,000	516,085

Total Foreign Government Bonds & Notes (Cost $500,642)		516,085

40	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Principal
	Amount	Value

MUNICIPAL BONDS - 0.11%

Tobacco Settlement Financing Corp RI ‘A’ 6.000% due 06/01/23	$100,000	$105,811

Total Municipal Bonds (Cost $89,535)		105,811

PURCHASED AND STRADDLE OPTIONS - 0.04%

(See Note (j) & (k) to Notes to Schedule of Investments) (Cost $53,320)		41,432

SHORT-TERM INVESTMENTS - 3.95%

Commercial Paper - 1.80%

Societe Generale North America Inc 5.246% due 09/18/07	1,800,000	1,779,564

U.S. Treasury Bills - 0.32%

4.632% due 08/30/07 ‡	40,000	39,702
4.650% due 09/13/07 ‡	260,000	257,610
4.750% due 08/30/07 ‡	15,000	14,888

		312,200

	Shares

Money Market Funds - 1.83%

BlackRock Liquidity Funds Institutional TempCash	905,060	905,060
BlackRock Liquidity Funds Institutional TempFund	905,060	905,060

		1,810,120

Total Short-Term Investments (Cost $3,901,485)		3,901,884

TOTAL INVESTMENTS - 112.65% (Cost $114,129,141)		111,241,453

OTHER ASSETS & LIABILITIES, NET - (12.65%)		(12,489,115)

NET ASSETS - 100.00%		$98,752,338

Notes to Schedule of Investments

(a) As of June 30, 2007, the Fund was diversified as a percentage of net assets as follows:

U.S. Treasury Obligations	91.58%
Mortgage-Backed Securities	13.95%
Short-Term Investments	3.95%
Corporate Bonds & Notes	2.07%
Foreign Government Bonds & Notes	0.52%
Convertible Corporate Bonds	0.36%
Municipal Bonds	0.11%
Asset-Backed Securities	0.07%
Purchased and Straddle Options	0.04%

112.65%
Other Assets & Liabilities, Net	(12.65%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c) Securities with an aggregate market value of $312,200 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of June 30, 2007:

			Net
			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

3-Month Euribor (09/08)	3	EUR 3,000,000	$(1,049)
3-Month Euribor (12/08)	3	3,000,000	(1,100)
3-Month Euribor (03/09)	3	3,000,000	(981)
3-Month Euribor (06/09)	3	3,000,000	(880)
Eurodollar (12/08)	10	$10,000,000	1,050
Eurodollar (03/09)	28	28,000,000	(550)
Eurodollar (06/09)	12	12,000,000	1,900
United Kingdom 90-Day LIBOR Sterling Interest Rate (03/08)	25	GBP 12,500,000	(47,567)
United Kingdom 90-Day LIBOR Sterling Interest Rate (06/08)	53	26,500,000	(92,850)

Short Futures Outstanding

Eurodollar (12/07)	16	$16,000,000	21,600
Eurodollar (03/08)	12	12,000,000	14,738
Eurodollar (06/08)	17	17,000,000	18,913
Eurodollar (09/08)	7	7,000,000	7,162
U.S. Treasury 5-Year Notes (09/07)	53	5,300,000	(6,805)
U.S. Treasury 10-Year Notes (09/07)	62	6,200,000	(8,188)
U.S. Treasury 20-Year Bond (09/07)	47	4,700,000	57,633

			$(36,974)

(d) Investments sold short outstanding as of June 30, 2007:

	Principal
Description	Amount	Value

U.S. Treasury Inflation Protected Securities 2.375% 04/15/11	$313,500	$310,169
U.S. Treasury Notes 4.250% 11/15/13	600,000	577,828

Total Investments sold short (Proceeds $885,186)		$887,997

41	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

(e) Forward foreign currency contracts outstanding as of June 30, 2007 were as follows:

		Principal
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Buy	BRL	351,063	10/07	$ (1,181)
Buy	BRL	87,458	10/07	203
Sell	CHF	85,000	09/07	1
Buy	CNY	6,507,744	01/08	4,748
Buy	CNY	3,586,143	03/08	(2,321)
Buy	CNY	5,916,844	03/09	(522)
Sell	EUR	164,000	07/07	(2,146)
Sell	GBP	410,000	08/07	(4,315)
Sell	JPY	3,759,000	07/07	441
Buy	KRW	14,820,000	07/07	63
Buy	KRW	152,749,400	09/07	749
Buy	KRW	41,573,250	09/07	(111)
Buy	MXN	1,974,466	09/07	(317)
Buy	MXN	488,664	03/08	491
Buy	PLN	512,763	09/07	3,352
Buy	PLN	127,043	09/07	(675)
Buy	RUB	4,679,028	01/08	1,551
Buy	RUB	1,163,475	01/08	(393)
Buy	SGD	253,602	07/07	728
Buy	SGD	69,039	07/07	(117)
Sell	SGD	195,491	07/07	(709)
Buy	SGD	24,528	08/07	76
Buy	SGD	321,246	10/07	1,084

				$ 680

(f) Transactions in written options for the period ended June 30, 2007 were as follows:

	Number of
	Contracts	Premium

Outstanding, March 31, 2007	1,000,024	$18,717
Call Options Written	1,000,034	19,472
Put Options Written	8	1,974
Call Options Expired	(1,000,012)	(14,819)
Put Options Expired	(12)	(3,899)

Outstanding, June 30, 2007	1,000,042	$21,445

42	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

(g) Premiums received and value of written options outstanding as of June 30, 2007

Counterparty	Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Notional Amount	Premium	Value

Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	4.950%	03/31/08	$1,000,000	$12,300	$3,420

		Strike Price		Numbers of Contracts

Merrill Lynch	Put - CBOT U.S. Treasury 10-Year Note Futures	$103.00	08/24/07	8	1,974	875
Merrill Lynch	Call - CBOT U.S. Treasury 10-Year Note Futures	106.00	08/24/07	6	1,574	3,656
Merrill Lynch	Call - CBOT U.S. Treasury 10-Year Note Futures	107.00	08/24/07	2	400	531
Merrill Lynch	Call - CBOT U.S. Treasury 10-Year Note Futures	109.00	08/24/07	16	1,948	750
Merrill Lynch	Call - CBOT U.S. Treasury 30-Year Note Futures	109.00	08/24/07	10	3,249	6,563

					$21,445	$15,795

(h) Credit default swap outstanding as of June 30, 2007:

Counterparty	Referenced Obligation	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)

Royal Bank of Scotland	Republic of Indonesia 6.750% due 03/10/14	Sell	0.400%	12/20/08	$1,000,000	$160
Credit Suisse	Chesapeake Energy 6.880% due 01/15/16	Sell	1.010%	06/20/12	100,000	(1,181)

						$(1,021)

(1)	If the Fund is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(i) Interest rate swaps outstanding as of June 30, 2007:

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation (Depreciation)

Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/09	JPY	300,000,000	$(1,405)
Barclays	6-Month GBP-LIBOR	Pay	5.000%	06/15/09	GBP	1,200,000	(43,398)
UBS	3-Month USD-LIBOR	Pay	5.000%	06/18/09		$12,000,000	(4,057)
Barclays	3-Month USD-LIBOR	Pay	5.000%	12/19/09		12,300,000	(14,767)
Deutsche Bank	3-Month USD-LIBOR	Pay	5.000%	12/19/09		6,600,000	13,130
Goldman Sachs	3-Month USD-LIBOR	Pay	5.000%	12/19/09		2,800,000	(3,409)
Citigroup	6-Month Australian Bank Bill	Pay	6.500%	01/15/10	AUD	300,000	(2,090)
Deutsche Bank	6-Month Australian Bank Bill	Pay	6.500%	01/15/10		1,100,000	(7,396)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/10		700,000	(4,562)
Deutsche Bank	6-Month Australian Bank Bill	Pay	7.000%	06/15/10		5,200,000	(5,618)
Credit Suisse	6-Month GBP-LIBOR	Pay	5.000%	09/15/10	GBP	500,000	(21,663)
Royal Bank of Scotland	6-Month GBP-LIBOR	Pay	5.000%	09/15/10		1,000,000	(42,045)
Barclays	France CPI Excluding Tobacco	Pay	2.103%	10/15/10	EUR	500,000	7,205
UBS	France CPI Excluding Tobacco	Pay	2.146%	10/15/10		100,000	1,648
JPMorgan Chase	France CPI Excluding Tobacco	Pay	2.261%	07/14/11		500,000	10,367
JPMorgan Chase	France CPI Excluding Tobacco	Pay	2.028%	10/15/11		200,000	1,033
UBS	France CPI Excluding Tobacco	Pay	2.095%	10/15/11		300,000	2,914
Goldman Sachs	France CPI Excluding Tobacco	Pay	1.976%	12/15/11		4,000,000	(11,465)
BNP Paribas	France CPI Excluding Tobacco	Pay	1.988%	12/15/11		1,000,000	(4,217)
JPMorgan Chase	6-Month JPY-LIBOR	Pay	1.500%	06/20/12	JPY	140,000,000	(11,072)
Barclays	3-Month USD-LIBOR	Pay	5.000%	12/19/12		$1,600,000	5,142
Deutsche Bank	3-Month USD-LIBOR	Pay	5.000%	12/19/12		3,800,000	6,976
Lehman Brothers	3-Month USD-LIBOR	Pay	5.000%	12/19/12		400,000	549
Goldman Sachs	3-Month USD-LIBOR	Receive	5.000%	06/20/14		300,000	10,561
Goldman Sachs	6-Month GBP-LIBOR	Receive	5.000%	09/15/15	GBP	300,000	27,042
UBS	Eurostat Eurozone HICP Excluding Tobacco	Receive	2.275%	10/15/16	EUR	200,000	639
UBS	France CPI Excluding Tobacco	Pay	2.350%	10/15/16		200,000	763
JPMorgan Chase	France CPI Excluding Tobacco	Pay	2.353%	10/15/16		100,000	576
Citigroup	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/16	MXN	11,200,000	4,801
Goldman Sachs	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/16		1,700,000	1,156
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/16		2,100,000	464
Merrill Lynch	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/16		5,400,000	2,684
Credit Suisse	6-Month EUR-LIBOR	Receive	4.000%	06/15/17	EUR	500,000	45,243
Barclays	3-Month USD-LIBOR	Receive	5.000%	12/19/17		$1,300,000	(8,389)
Deutsche Bank	3-Month USD-LIBOR	Receive	5.000%	12/19/17		300,000	(1,919)

43	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Net Unrealized Appreciation (Depreciation)

Royal Bank of Scotland	3-Month USD-LIBOR	Receive	5.000%	12/19/17		$1,400,000	$(13,086)
UBS	3-Month USD-LIBOR	Receive	5.000%	12/19/17		300,000	(3,788)
Barclays	6-Month GBP-LIBOR	Receive	4.000%	12/15/35	GBP	400,000	29,090
Credit Suisse	6-Month GBP-LIBOR	Receive	4.000%	12/15/35		200,000	14,660
HSBC	6-Month GBP-LIBOR	Receive	4.250%	06/12/36		200,000	56,650
Deutsche Bank	3-Month USD-LIBOR	Pay	5.000%	12/19/37		$1,000,000	12,549
Royal Bank of Scotland	3-Month USD-LIBOR	Pay	5.000%	12/19/37		1,000,000	16,289

							$67,785

(j) Purchased options outstanding as of June 30, 2007:

Counterparty	Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Notional Amount	Cost	Value

Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap	Pay	4.750%	03/31/08	$3,000,000	$16,800	$3,705
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap	Pay	4.750%	09/26/08	1,000,000	5,050	1,967

		Strike Price

Royal Bank of Scotland	Call - Euro versus U.S. dollar	EUR	1.35	06/26/08	500,000	15,735	12,853
Royal Bank of Scotland	Put - Euro versus U.S. dollar		1.35	06/26/08	500,000	15,735	18,350

						$53,320	$36,875

(k) Purchased currency straddle options outstanding as of June 30, 2007:

Counterparty	Description	Exercise Price (1)		Expiration Date	Notional Amount	Cost	Value

Royal Bank of Scotland	Call & Put CHF vs. USD Forward Delta Neutral Straddle.		$—	09/26/07	$400,000	$—	$1,046
JPMorgan Chase	Call & Put CHF vs. USD Forward Delta Neutral Straddle.		—	09/26/07	2,100,000	—	3,511

						$—	$4,557

(1)	Exercise price and final cost/premium determined on future date, based upon implied volatility parameters.

44	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL COMSTOCK FUND
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.50%

Autos & Transportation - 0.65%

Southwest Airlines Co	42,600	$635,166

Consumer Discretionary - 15.08%

Clear Channel Communications Inc	10,299	389,508
Gannett Co Inc	5,200	285,740
Kimberly-Clark Corp	24,100	1,612,049
Liberty Media Corp - Capital ‘A’ *	9,875	1,162,090
Liberty Media Corp - Interactive ‘A’ *	59,075	1,319,145
Lowe’s Cos Inc	15,000	460,350
News Corp ‘B’	40,900	938,246
The Home Depot Inc	10,100	397,435
Time Warner Inc	147,100	3,094,984
Viacom Inc ‘B’ *	60,750	2,529,023
Wal-Mart Stores Inc	51,700	2,487,287

		14,675,857

Consumer Staples - 11.67%

Altria Group Inc	19,400	1,360,716
Anheuser-Busch Cos Inc	14,690	766,230
Cadbury Schweppes PLC ADR (United Kingdom)	34,600	1,878,780
Kraft Foods Inc ‘A’	49,402	1,741,421
The Coca-Cola Co	56,000	2,929,360
The Procter & Gamble Co	9,500	581,305
Unilever NV ‘NY’ (Netherlands)	67,800	2,103,156

		11,360,968

Financial Services - 26.42%

Aflac Inc	11,900	611,660
American International Group Inc	15,600	1,092,468
Bank of America Corp	57,200	2,796,508
Barclays PLC ADR (United Kingdom)	3,100	172,949
Berkshire Hathaway Inc ‘B’ *	105	378,525
Citigroup Inc	80,600	4,133,974
Fannie Mae	9,700	633,701
First Data Corp	9,600	313,632
Freddie Mac	21,200	1,286,840
Genworth Financial Inc ‘A’	9,100	313,040
JPMorgan Chase & Co	28,100	1,361,445
MBIA Inc	900	55,998
Merrill Lynch & Co Inc	15,000	1,253,700
MetLife Inc	12,100	780,208
The Bank of New York Co Inc	36,400	1,508,416
The Bear Stearns Cos Inc	2,300	322,000
The Chubb Corp	36,480	1,975,027
The Hartford Financial Services Group Inc	4,900	482,699
The PNC Financial Services Group Inc	9,500	680,010
The Travelers Cos Inc	11,086	593,101
The Western Union Co	16,500	343,695
Torchmark Corp	5,500	368,500
U.S. Bancorp	13,700	451,415
Wachovia Corp	48,456	2,483,370
Wells Fargo & Co	37,400	1,315,358

		25,708,239

Health Care - 20.04%

Abbott Laboratories	28,200	1,510,110
Boston Scientific Corp *	35,700	547,638
Bristol-Myers Squibb Co	86,000	2,714,160
Cardinal Health Inc	20,200	1,426,928
CVS Caremark Corp	38,400	1,399,680
Eli Lilly & Co	36,300	2,028,444
GlaxoSmithKline PLC ADR (United Kingdom)	30,100	1,576,337
Pfizer Inc	73,100	1,869,167
Roche Holding AG ADR (Switzerland)	9,200	815,960
Sanofi-Aventis ADR (France)	13,400	539,618
Schering-Plough Corp	61,000	1,856,840
Wyeth	56,100	3,216,774

		19,501,656

Materials & Processing - 7.46%

Alcoa Inc	40,600	1,645,518
E.I. du Pont de Nemours & Co	41,800	2,125,112
International Paper Co	72,258	2,821,675
Rohm & Haas Co	12,200	667,096

		7,259,401

Multi-Industry - 1.37%

General Electric Co	34,800	1,332,144

Producer Durables - 0.27%

KLA-Tencor Corp	4,800	263,760

Technology - 5.60%

ASML Holding NV ‘NY’ * (Netherlands)	2,500	68,625
Cisco Systems Inc *	8,700	242,295
Dell Inc *	54,900	1,567,395
Hewlett-Packard Co	11,100	495,282
Intel Corp	30,300	719,928
International Business Machines Corp	9,300	978,825
McAfee Inc *	200	7,040
Microsoft Corp	20,500	604,135
Telefonaktiebolaget LM Ericsson ADR (Sweden)	8,300	331,087
Texas Instruments Inc	11,600	436,508

		5,451,120

Utilities - 6.94%

AT&T Inc	34,500	1,431,750
Comcast Corp ‘A’ *	100,000	2,812,000
Verizon Communications Inc	60,900	2,507,253

		6,751,003

Total Common Stocks (Cost $80,368,703)		92,939,314

Principal Amount

SHORT-TERM INVESTMENTS - 4.36%

U.S. Government Agency Issue - 4.31%

Federal Home Loan Bank 4.800% due 07/02/07	$4,200,000	4,199,440

45	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL COMSTOCK FUND
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value

Money Market Funds - 0.05%

BlackRock Liquidity Funds Institutional TempCash	22,095	$22,095
BlackRock Liquidity Funds Institutional TempFund	22,095	22,095

		44,190

Total Short-Term Investments (Cost $4,243,630)		4,243,630

TOTAL INVESTMENTS - 99.86% (Cost $84,612,333)		97,182,944

OTHER ASSETS & LIABILITIES, NET - 0.14%		137,774

NET ASSETS - 100.00%		$97,320,718

Notes to Schedule of Investments

(a) As of June 30, 2007, the Fund was diversified as a percentage of net assets as follows:

Financial Services	26.42%
Health Care	20.04%
Consumer Discretionary	15.08%
Consumer Staples	11.67%
Materials & Processing	7.46%
Utilities	6.94%
Technology	5.60%
Short-Term Investments	4.36%
Multi-Industry	1.37%
Autos & Transportation	0.65%
Producer Durables	0.27%

99.86%
Other Assets & Liabilities, Net	0.14%

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

46	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL MID-CAP GROWTH FUND
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS - 96.22%

Autos & Transportation - 5.09%

C.H. Robinson Worldwide Inc	42,855	$2,250,745
Expeditors International of Washington Inc	39,618	1,636,223

		3,886,968

Consumer Discretionary - 38.11%

Abercrombie & Fitch Co ‘A’	26,580	1,939,808
Amazon.com Inc *	10,811	739,581
Apollo Group Inc ‘A’ *	30,274	1,768,910
AutoZone Inc *	10,616	1,450,358
Baidu.com Inc ADR * (Cayman)	7,736	1,299,493
Choice Hotels International Inc	19,222	759,653
ChoicePoint Inc *	32,377	1,374,404
Discovery Holding Co ‘A’ *	48,872	1,123,567
Focus Media Holding Ltd ADR * (Cayman)	19,965	1,008,233
Grupo Televisa SA ADR (Mexico)	77,398	2,136,959
Hilton Hotels Corp	20,573	688,578
InterContinental Hotels Group PLC ADR (United Kingdom)	46,316	1,147,710
Iron Mountain Inc *	52,750	1,378,358
ITT Educational Services Inc *	6,765	794,076
Lamar Advertising Co ‘A’	11,329	711,008
Li & Fung Ltd + (Bermuda)	422,000	1,518,965
Monster Worldwide Inc *	41,629	1,710,952
NHN Corp * + (South Korea)	6,153	1,119,992
PetSmart Inc	19,625	636,831
The Corporate Executive Board Co	32,258	2,093,867
Weight Watchers International Inc	14,122	717,962
Wendy’s International Inc	30,444	1,118,817
Wynn Resorts Ltd	20,575	1,845,372

		29,083,454

Energy - 2.59%

Southwestern Energy Co *	44,387	1,975,222

Financial Services - 10.59%

Alleghany Corp *	2,792	1,134,948
Brown & Brown Inc	23,803	598,407
Calamos Asset Management Inc ‘A’	43,330	1,107,082
Fortress Investment Group LLC ‘A’	2,736	65,172
Global Payments Inc	28,948	1,147,788
Janus Capital Group Inc	64,230	1,788,163
Leucadia National Corp	34,936	1,231,494
People’s United Financial Inc	56,836	1,007,702

		8,080,756

Health Care - 8.06%

Dade Behring Holdings Inc	42,293	2,246,604
Gen-Probe Inc *	13,916	840,805
Stericycle Inc *	33,158	1,474,205
Techne Corp *	27,706	1,585,060

		6,146,674

Integrated Oils - 4.18%

Ultra Petroleum Corp * (Canada)	57,788	3,192,209

Materials & Processing - 10.02%

Cabot Corp	14,411	687,116
Chaparral Steel Co	17,863	1,283,814
Forest City Enterprises Inc ‘A’	24,071	1,479,885
MeadWestvaco Corp	20,648	729,287
Nalco Holding Co	67,843	1,862,290
Texas Industries Inc	13,034	1,021,996
The St. Joe Co	12,584	583,143

		7,647,531

Producer Durables - 6.19%

Crown Castle International Corp *	40,516	1,469,515
Desarrolladora Homex SAB de CV ADR * (Mexico)	17,913	1,085,349
NVR Inc *	1,406	955,729
Pentair Inc	31,447	1,212,911

		4,723,504

Technology - 5.56%

Equinix Inc *	17,254	1,578,223
salesforce.com inc *	24,777	1,061,942
SAVVIS Inc *	14,710	728,292
Tessera Technologies Inc *	21,502	871,906

		4,240,363

Utilities - 5.83%

NII Holdings Inc *	30,644	2,474,197
Questar Corp	15,590	823,932
Tencent Holdings Ltd + (Cayman)	287,000	1,153,730

		4,451,859

Total Common Stocks
(Cost $60,084,546)		73,428,540

OPEN-END MUTUAL FUND - 3.09%

Aeroplan Income Fund (Canada)	118,338	2,358,428

Total Open-End Mutual Fund
(Cost $1,853,645)		2,358,428

Principal Amount

SHORT-TERM INVESTMENTS - 1.04%

U.S. Government Agency Issue - 1.01%

Federal Home Loan Bank 4.800% due 07/02/07	$770,000	769,897

47	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL MID-CAP GROWTH FUND
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value

Money Market Fund - 0.03%

BlackRock Liquidity Funds Institutional TempCash	28,093	$28,093

Total Short-Term Investments
(Cost $797,990)		797,990

TOTAL INVESTMENTS - 100.35%
(Cost $62,736,181)		76,584,958

OTHER ASSETS & LIABILITIES, NET - (0.35%)		(269,474)

NET ASSETS - 100.00%		$76,315,484

Notes to Schedule of Investments

(a) As of June 30, 2007, the Fund was diversified as a percentage of net assets as follows:

Consumer Discretionary	38.11%
Financial Services	10.59%
Materials & Processing	10.02%
Health Care	8.06%
Producer Durables	6.19%
Utilities	5.83%
Technology	5.56%
Autos & Transportation	5.09%
Integrated Oils	4.18%
Open-End Mutual Fund	3.09%
Energy	2.59%
Short-Term Investments	1.04%

100.35%
Other Assets & Liabilities, Net	(0.35)%

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c) Securities with a total aggregate market value of $3,792,687 or 4.97% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.

48	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
PL REAL ESTATE FUND
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value

Common Stocks - 97.98%

Consumer Discretionary - 7.36%

Gaylord Entertainment Co *	1,006	$53,961
Hilton Hotels Corp	23,436	784,402
Morgans Hotel Group Co *	14,214	346,536
Starwood Hotels & Resorts Worldwide Inc	21,894	1,468,431

		2,653,330

Financial Services - 88.22%

Acadia Realty Trust REIT	6,905	179,184
AMB Property Corp REIT	15,425	820,919
American Campus Communities Inc REIT	1,160	32,816
Archstone-Smith Trust REIT	21,015	1,242,197
AvalonBay Communities Inc REIT	10,531	1,251,925
Boston Properties Inc REIT	17,668	1,804,433
Brandywine Realty Trust REIT	26,474	756,627
BRE Properties Inc REIT	13,480	799,229
Brookfield Properties Corp (Canada)	67,290	1,635,820
Camden Property Trust REIT	5,385	360,633
Cedar Shopping Centers Inc REIT	3,280	47,068
Cogdell Spencer Inc REIT	2,080	42,827
Colonial Properties Trust REIT	3,765	137,234
DCT Industrial Trust Inc REIT	3,720	40,027
DiamondRock Hospitality Co REIT	2,800	53,424
Douglas Emmett Inc REIT	6,650	164,521
Duke Realty Corp REIT	1,180	42,091
EastGroup Properties Inc REIT	1,420	62,224
Equity Lifestyle Properties Inc REIT	7,180	374,724
Equity One Inc REIT	441	11,268
Equity Residential REIT	53,289	2,431,577
Essex Property Trust Inc REIT	5,527	642,790
Federal Realty Investment Trust REIT	12,603	973,708
General Growth Properties Inc REIT	20,182	1,068,637
GMH Communities Trust REIT	4,760	46,124
Health Care Property Investors Inc REIT	1,950	56,414
Healthcare Realty Trust Inc REIT	22,935	637,134
Hersha Hospitality Trust REIT	12,497	147,715
Highwoods Properties Inc REIT	2,316	86,850
Host Hotels & Resorts Inc REIT	84,624	1,956,507
Kilroy Realty Corp REIT	4,199	297,457
LaSalle Hotel Properties REIT	4,685	203,423
Legacy Hotels REIT (Canada)	28,460	317,898
Liberty Property Trust REIT	9,431	414,304
Mack-Cali Realty Corp REIT	22,281	969,001
Maguire Properties Inc REIT	4,070	139,723
Mid-America Apartment Communities Inc REIT	5,090	267,123
Parkway Properties Inc REIT	708	34,005
Plum Creek Timber Co Inc REIT	11,018	459,010
Post Properties Inc REIT	12,836	669,141
ProLogis REIT	7,787	443,080
PS Business Parks Inc REIT	200	12,674
Public Storage Inc REIT	12,907	991,516
Ramco-Gershenson Properties Trust REIT	1,840	66,111
Regency Centers Corp REIT	16,216	1,143,228
Republic Property Trust REIT	5,910	72,398
Senior Housing Properties Trust REIT	17,170	349,410
Simon Property Group Inc REIT	31,930	2,970,767
SL Green Realty Corp REIT	3,723	461,242
Sovran Self Storage Inc REIT	5,927	285,444
Strategic Hotels & Resorts Inc REIT	30,057	675,982
Sunstone Hotel Investors Inc REIT	6,761	191,945
Taubman Centers Inc REIT	2,244	111,325
The Macerich Co REIT	12,683	1,045,333
UDR Inc REIT	30	789
Universal Health Realty Income Trust REIT	3,000	99,900
Vornado Realty Trust REIT	11,000	1,208,240

		31,807,116

Health Care - 1.14%

Assisted Living Concepts Inc ‘A’ *	21,410	228,017
Manor Care Inc	1,450	94,671
Tenet Healthcare Corp *	13,570	88,341

		411,029

Materials & Processing - 1.26%

Brookfield Homes Corp	2,217	64,493
Forest City Enterprises Inc ‘A’	6,345	390,091

		454,584

Total Common Stocks
(Cost $30,120,467)		35,326,059

SHORT-TERM INVESTMENT - 1.60%

Money Market Fund - 1.60%

BlackRock Liquidity Funds Institutional TempFund	576,198	576,198

Total Short-Term Investment
(Cost $576,198)		576,198

TOTAL INVESTMENTS - 99.58%
(Cost $30,696,665)		35,902,257

OTHER ASSETS & LIABILITIES, NET - 0.42%		150,981

NET ASSETS - 100.00%		$36,053,238

Note to Schedule of Investments
(a) As of June 30, 2007, the Fund was diversified by property sector as a percentage of net assets as follows:

Office/Industrial	22.90%
Residential	21.66%
Retail	21.13%
Lodging	17.20%
Diversified	5.85%
Health Care/Assisted Living	4.43%
Self-Storage	3.54%
Land	1.27%

97.98%
Short-Term Investment	1.60%
Other Assets & Liabilities, Net	0.42%

100.00%

49	See explanation of symbols and terms, if any on page 50

PACIFIC LIFE FUNDS
Schedules of Investments
Explanation of Symbols and Terms
June 30, 2007 (Unaudited)

Explanation of Symbols for Schedules of Investments

*	Non-income producing securities.

+	Securities were fair valued under procedures established by the Pacific Life Funds’ Board of Trustees, including considerations to determine fair values for certain foreign securities.

~

Securities are not registered under the Securities Act of 1933 (1933 Act). These securities may be sold to “qualified institutional buyers” in transactions exempt from registration pursuant to Rule144A of the 1933 Act.

^	Securities with their principal amount adjusted for inflation.

§	Variable rate securities. The rate shown is based on the latest available information as of June 30, 2007.

±	Securities are grouped by coupon rate and represent a range of maturities.

“	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

Δ	A portion of this security is subject to call and/or put options written.

‡	Securities were fully/partially segregated with the broker(s)/custodian to cover margin requirements for open futures contracts as of June 30, 2007.

f	Securities were fully/partially segregated with the broker(s)/custodian as collateral for option contracts written as of June 30, 2007.

¤	Total shares owned by the fund as of June 30, 2007 were less than one share.

Explanation of Terms for Schedules of Investments

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
USD	United States Dollar

Other Abbreviations:
ADR	American Depositary Receipt
CBOE	Chicago Board Options Exchange
CBOT	Chicago Board of Trade
CME	Chicago Mercantile Exchange
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
‘NY’	New York Shares
NYSE	New York Stock Exchange
OTC	Over the Counter
REIT	Real Estate Investment Trust
RNC	Riparmio Non-Convertible (Non-convertible savings shares on Italian Stock Exchanges)
TSE	Toronto Stock Exchange
XVTX	Virt-X Pan-European Stock Exchange

50

PACIFIC LIFE FUNDS
FEDERAL INCOME TAX INFORMATION
June 30, 2007 (Unaudited)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investment securities for Federal income tax purposes as of June 30, 2007, are presented in the table below:

Funds	Total Cost of Investments on Tax Basis	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation)

PL Portfolio Optimization Conservative	$31,485,197	$628,318	$(335,285)	$293,033
PL Portfolio Optimization Moderate-Conservative	85,895,974	6,106,172	(914,736)	5,191,436
PL Portfolio Optimization Moderate	344,400,757	35,996,632	(3,279,614)	32,717,018
PL Portfolio Optimization Moderate-Aggressive	375,293,837	47,116,574	(1,886,978)	45,229,596
PL Portfolio Optimization Aggressive	164,011,880	23,612,505	—	23,612,505
PL Money Market	24,387,275	—	—	—
PL International Value	75,333,886	17,490,481	(1,431,340)	16,059,141
PL Large-Cap Value	55,013,990	12,524,533	(54,847)	12,469,686
PL Short Duration Bond	76,271,134	26,916	(203,487)	(176,571)
PL Growth LT	60,850,222	13,014,152	(754,519)	12,259,633
PL Mid-Cap Value	76,616,076	8,322,859	(969,009)	7,353,850
PL Large-Cap Growth	29,717,776	4,471,839	(218,166)	4,253,673
PL International Large-Cap	73,363,292	18,631,169	(956,670)	17,674,499
PL Small-Cap Growth	47,917,548	1,384,667	(496,605)	888,062
PL Small-Cap Value	1,001	—	—	—
PL Main Street Core	89,217,118	11,100,716	(467,438)	10,633,278
PL Emerging Markets	45,177,183	15,915,141	(880,193)	15,034,948
PL Managed Bond	166,674,930	307,276	(1,412,259)	(1,104,983)
PL Inflation Managed	115,076,640	96,900	(3,932,087)	(3,835,187)
PL Comstock	85,162,608	12,314,652	(294,316)	12,020,336
PL Mid-Cap Growth	62,807,964	14,691,192	(914,198)	13,776,994
PL Real Estate	30,866,881	5,424,809	(389,433)	5,035,376

51

Item 2. Controls and Procedures.

(a)

The Chairman of the Board, President and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Life Funds
By:	/s/ Mary Ann Brown

Mary Ann Brown
President

Date:	August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James T. Morris

James T. Morris
Chief Executive Officer

Date:	August 29, 2007

By:	/s/ Mary Ann Brown

Mary Ann Brown
President

Date:	August 29, 2007

By:	/s/ Brian D. Klemens

Brian D. Klemens
Treasurer (Principal Financial and Accounting Officer)

Date:	August 29, 2007

Item 3. Exhibits.

(a) Exhibit 99. CERT —Separate certifications for the principal executive officer and the principal financial officers of the Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940.

Exhibit 99

Certification Pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act

I, James T. Morris, certify that:

1.	I have reviewed this report on Form N-Q of Pacific Life Funds;

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined under Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:	August 20, 2007

Name:	/s/ James T. Morris

James T. Morris
Title:	Chief Executive Officer, Pacific Life Funds

Certification Pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act

I, Mary Ann Brown, certify that:

1.	I have reviewed this report on Form N-Q of Pacific Life Funds;

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined under Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:	August 20, 2007

Name:	/s/ Mary Ann Brown

Mary Ann Brown
Title:	President, Pacific Life Funds

Certification Pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act

I, Brian D. Klemens, certify that:

1.	I have reviewed this report on Form N-Q of Pacific Life Funds;

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined under Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:	August 20, 2007

Name:	/s/ Brian D. Klemens

Brian D. Klemens
Title:	Treasurer (Principal Financial and Accounting Officer), Pacific Life Funds